Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2010	Jul. 31, 2010	Dec. 31, 2009
Document Type	10-K
Amendment Flag	false
Document Period End Date	2010-06-30
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	PH
Entity Registrant Name	PARKER HANNIFIN CORP
Entity Central Index Key	0000076334
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		161,176,153
Entity Public Float			$ 8,592,027,160

Consolidated Statement of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Net Sales	$ 9,993,166	[1]	$ 10,309,015	[1]	$ 12,145,605	[1]
Cost of sales	7,847,067		8,181,348		9,339,072
Gross profit	2,146,099		2,127,667		2,806,533
Selling, general and administrative expenses	1,277,080		1,290,379		1,364,082
Interest expense	103,599		112,071		98,996
Other expense, net	311		42,470		12,280
Loss (gain) on disposal of assets	10,292		(336)		(3,396)
Income before income taxes	754,817		683,083		1,334,571
Income taxes (Note 4)	198,452		172,939		377,058
Net income	556,365		510,144		957,513
Less: Noncontrolling interest in subsidiaries earnings	2,300		1,629		8,047
Net Income Attributable to Common Shareholders	$ 554,065		$ 508,515		$ 949,466
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 3.44		$ 3.15		$ 5.64
Diluted earnings per share	$ 3.4		$ 3.13		$ 5.53

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Consolidated Balance Sheet (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009
Current Assets
Cash and cash equivalents	$ 575,526	$ 187,611
Accounts receivable, less allowance for doubtful accounts (2010 - $14,701; 2009 - $19,815)	1,599,941	1,417,305
Inventories (Notes 1 and 6):
Finished products	465,477	514,495
Work in process	564,204	581,266
Raw materials	141,974	158,789
Inventory, Net, Total	1,171,655	1,254,550
Prepaid expenses	111,545	142,335
Deferred income taxes (Notes 1 and 4)	130,129	121,980
Total Current Assets	3,588,796	3,123,781
Plant and equipment (Note 1):
Land and land improvements	284,971	278,290
Buildings and building equipment	1,326,793	1,324,504
Machinery and equipment	2,897,049	3,027,155
Construction in progress	45,184	75,111
Property, Plant and Equipment, Gross, Total	4,553,997	4,705,060
Less accumulated depreciation	2,856,116	2,824,506
Property, Plant and Equipment, Net, Total	1,697,881	1,880,554
Investments and other assets (Note 1)	687,320	674,628
Goodwill (Notes 1 and 7)	2,786,334	2,903,077
Intangible assets, net (Notes 1 and 7)	1,150,051	1,273,862
Total Assets	9,910,382	9,855,902
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	363,272	481,467
Accounts payable, trade	888,743	649,718
Accrued payrolls and other compensation	371,393	356,776
Accrued domestic and foreign taxes	176,349	113,107
Other accrued liabilities	405,134	404,686
Total Current Liabilities	2,204,891	2,005,754
Long-term debt (Note 9)	1,413,634	1,839,705
Pensions and other postretirement benefits (Note 10)	1,500,928	1,233,271
Deferred income taxes (Notes 1 and 4)	135,321	183,457
Other liabilities	196,208	243,275
Total Liabilities	5,450,982	5,505,462
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2010 and 2009	90,523	90,523
Additional capital	637,442	588,201
Retained earnings	6,086,545	5,722,038
Accumulated other comprehensive (loss)	(1,208,561)	(843,019)
Treasury shares at cost: 19,790,110 in 2010 and 20,557,537 in 2009	(1,237,984)	(1,289,544)
Total Shareholders' Equity	4,367,965	4,268,199
Noncontrolling interests	91,435	82,241
Total Equity	4,459,400	4,350,440
Total Liabilities and Equity	$ 9,910,382	$ 9,855,902

Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2010	Jun. 30, 2009
Accounts receivable, allowance for doubtful accounts	$ 14,701	$ 19,815
Serial preferred stock, par value	$ 0.5	$ 0.5
Serial preferred stock, authorized	3,000,000	3,000,000
Serial preferred stock, issued	0	0
Common stock, par value	$ 0.5	$ 0.5
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	181,046,128	181,046,128
Treasury shares, shares	19,790,110	20,557,537

Consolidated Statement of Cash Flows (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Cash Flows From Operating Activities
Net income	$ 556,365	$ 510,144	$ 957,513
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	245,295	252,599	257,570
Amortization	117,214	105,138	69,154
Share incentive plan compensation	59,318	47,215	44,947
Deferred income taxes	(17,353)	(13,048)	(33,933)
Foreign currency transaction (gain) loss	(1,249)	1,786	(6,293)
Loss (gain) on sale of plant and equipment	10,292	(336)	(3,396)
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(220,349)	598,065	(114,578)
Inventories	53,862	218,595	(53,556)
Prepaid expenses	29,581	(61,646)	(4,034)
Other assets	42,031	63,998	(3,964)
Accounts payable, trade	259,436	(304,863)	74,998
Accrued payrolls and other compensation	26,014	(67,654)	55,591
Accrued domestic and foreign taxes	63,119	(40,598)	12,666
Other accrued liabilities	36,137	(159,642)	(26,623)
Pensions and other postretirement benefits	(9,879)	28,522	58,548
Other liabilities	(31,012)	(49,083)	32,000
Net cash provided by operating activities	1,218,822	1,129,192	1,316,610
Cash Flows From Investing Activities
Acquisitions (less cash acquired of $24,203 in 2009 and $21,276 in 2008)	(5,451)	(722,635)	(921,014)
Capital expenditures	(129,222)	(270,733)	(280,327)
Proceeds from sale of plant and equipment	11,929	28,986	29,997
Other	(23,429)	3,551	544
Net cash (used in) investing activities	(146,173)	(960,831)	(1,170,800)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	10,307	3,557	33,406
(Payments for) common shares	(24,999)	(447,800)	(584,603)
Tax benefit from share incentive plan compensation	13,698	3,692	27,640
(Payments of) proceeds from notes payable, net	(421,974)	346,081	(48,320)
Proceeds from long-term borrowings	3,293	2,368	778,934
(Payments of) long-term borrowings	(67,582)	(20,671)	(63,575)
Dividends paid, net of tax benefit of ESOP shares	(162,739)	(161,575)	(142,260)
Net cash (used in) provided by financing activities	(649,996)	(274,348)	1,222
Effect of exchange rate changes on cash	(34,738)	(32,450)	6,310
Net increase (decrease) in cash and cash equivalents	387,915	(138,437)	153,342
Cash and cash equivalents at beginning of year	187,611	326,048	172,706
Cash and cash equivalents at end of year	575,526	187,611	326,048
Cash paid during the year for:
Interest	104,812	111,648	90,176
Income taxes	$ 127,320	$ 211,281	$ 329,666

Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2009	Jun. 30, 2008
Acquisitions, cash acquired	$ 24,203	$ 21,276

Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Common Stock	Additional Capital	Retained Earnings	Guarantee of ESOP Debt	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrollig Interests	Total
Beginning Balance at Jun. 30, 2007	$ 90,513	$ 484,337	$ 4,625,195	$ (15,192)	$ (111,606)	$ (360,567)	$ 61,817	$ 4,774,497
Net income			949,466				8,047	957,513
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(8,274) in 2010, $10,131 in 2009 and $22,729 in 2008					272,049		8,433	280,482
Retirement benefits plan activity, net of tax of $106,065 in 2010, $253,261 in 2009 and $28,856 in 2008					(46,414)			(46,414)
Net unrealized loss, net of tax of $173 in 2009 and $2,352 in 2008					(3,805)			(3,805)
Total comprehensive (loss) income							16,480	1,187,776
Dividends paid			(142,260)				(3,890)	(146,150)
Stock incentive plan activity	10	28,670	(20,764)			81,837		89,753
Shares purchased at cost						(584,263)	(1,185)	(585,448)
Retirement benefits plan activity		17,907		10,241				28,148
Acquisition activity							5,367	5,367
Effect of new accounting rules for uncertain tax positions			(23,801)					(23,801)
Ending Balance at Jun. 30, 2008	90,523	530,914	5,387,836	(4,951)	110,224	(862,993)	78,589	5,330,142
Net income			508,515				1,629	510,144
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(8,274) in 2010, $10,131 in 2009 and $22,729 in 2008					(498,553)		4,008	(494,545)
Retirement benefits plan activity, net of tax of $106,065 in 2010, $253,261 in 2009 and $28,856 in 2008					(454,457)			(454,457)
Net unrealized loss, net of tax of $173 in 2009 and $2,352 in 2008					(233)			(233)
Total comprehensive (loss) income							5,637	(439,091)
Dividends paid			(161,575)				(4,936)	(166,511)
Stock incentive plan activity		49,379	(6,348)			18,147		61,178
Shares purchased at cost						(447,800)	(824)	(448,624)
Retirement benefits plan activity		7,908	(6,390)	4,951		3,102		9,571
Acquisition activity							3,775	3,775
Ending Balance at Jun. 30, 2009	90,523	588,201	5,722,038		(843,019)	(1,289,544)	82,241	4,350,440
Net income			554,065				2,300	556,365
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(8,274) in 2010, $10,131 in 2009 and $22,729 in 2008					(186,925)		7,093	(179,832)
Retirement benefits plan activity, net of tax of $106,065 in 2010, $253,261 in 2009 and $28,856 in 2008					(183,364)			(183,364)
Net realized loss, net of tax of $(2,937)					4,747			4,747
Total comprehensive (loss) income							9,393	197,916
Dividends paid			(162,540)				(199)	(162,739)
Stock incentive plan activity		49,241	(23,131)			44,564		70,674
Shares purchased at cost						(24,999)		(24,999)
Retirement benefits plan activity			(3,887)			31,995		28,108
Ending Balance at Jun. 30, 2010	$ 90,523	$ 637,442	$ 6,086,545		$ (1,208,561)	$ (1,237,984)	$ 91,435	$ 4,459,400

Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Foreign currency translation, tax	$ (8,274)	$ 10,131	$ 22,729
Retirement benefits plan activity, tax	106,065	253,261	28,856
Net realized loss, tax	(2,937)
Net unrealized loss, tax		$ 173	$ 2,352

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Jun. 30, 2010
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED JUNE 30, 2008, 2009 and 2010

(Dollars in Thousands)

Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning Of Period	Additions Charged to Costs and Expenses	Other (Deductions)/ Additions (A)	Balance At End Of Period
Allowance for doubtful accounts:
Year ended June 30, 2008	$11,655	$8,470	$(3,282)	$16,843
Year ended June 30, 2009	$16,843	$9,157	$(6,185)	$19,815
Year ended June 30, 2010	$19,815	$1,871	$(6,985)	$14,701
Deferred tax asset valuation allowance:
Year ended June 30, 2008	$28,896	$53,324	$(3,589)	$78,631
Year ended June 30, 2009	$78,631	$34,122	$130	$112,883
Year ended June 30, 2010	$112,883	$22,970	$(43,054)	$92,799

(A)	For allowance for doubtful accounts, net balance of deductions due to uncollectible accounts charged off and additions due to acquisitions or recoveries. For defered tax asset valuation allowance, primarily represents adjustments due to acquisitions and net operating losses.

Business Segment Information	12 Months Ended
Jun. 30, 2010
Business Segment Information

Business Segment Information

By Industry

(Dollars in thousands)	2010	2009	2008
Net Sales:
Industrial:
North America	$3,623,460	$3,734,613	$4,249,918
International	3,811,464	3,895,874	5,006,310
Aerospace	1,744,283	1,883,273	1,837,888
Climate & Industrial Controls	813,959	795,255	1,051,489

	$9,993,166	$10,309,015	$12,145,605

Segment Operating Income:
Industrial:
North America	$487,137	$394,923	$607,821
International	394,089	350,662	788,925
Aerospace	208,002	261,953	250,523
Climate & Industrial Controls	53,452	(3,737)	59,494

Total segment operating income	1,142,680	1,003,801	1,706,763
Corporate administration	153,965	152,118	192,966

Income before interest expense and other	988,715	851,683	1,513,797
Interest expense	103,599	112,071	98,996
Other expense	130,299	56,529	80,230

Income before income taxes	$754,817	$683,083	$1,334,571

Assets:
Industrial	$7,309,735	$7,539,504	$8,121,793
Aerospace	910,740	915,155	921,935
Climate & Industrial Controls	692,532	691,423	804,526
Corporate (a)	997,375	709,820	538,600

	$9,910,382	$9,855,902	$10,386,854

Property Additions (b):
Industrial	$95,838	$346,691	$329,125
Aerospace	21,619	21,877	17,274
Climate & Industrial Controls	6,040	6,645	9,664
Corporate	6,133	2,798	14,879

	$129,630	$378,011	$370,942

Depreciation:
Industrial	$200,617	$205,584	$205,797
Aerospace	20,501	20,477	20,969
Climate & Industrial Controls	14,117	16,640	20,327
Corporate	10,060	9,898	10,477

	$245,295	$252,599	$257,570

(Dollars in thousands)	2010	2009	2008
By Geographic Area (c)
Net Sales:
North America	$5,913,770	$6,090,176	$6,736,419
International	4,079,396	4,218,839	5,409,186

	$9,993,166	$10,309,015	$12,145,605

Long-Lived Assets:
North America	$856,782	$927,318	$967,727
International	841,099	953,236	958,795

	$1,697,881	$1,880,554	$1,926,522

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2010 - $408; 2009 - $107,278; 2008 - $90,615)

(c)	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Significant Accounting Policies	12 Months Ended
Jun. 30, 2010
Significant Accounting Policies
1.	Significant Accounting Policies

The significant accounting policies followed in the preparation of the accompanying consolidated financial statements are summarized below.

Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before Corporate general and administrative expenses, Interest expense and Income taxes.

The Company operates in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 43 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.

The Aerospace Segment produces hydraulic, fuel and pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.

The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors.

See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-15 and 13-16 for further disclosure of business segment information.

There are no individual customers to whom sales are three percent or more of the Company’s consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.

The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company’s products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company’s operating results.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.

Revenue Recognition - Revenue is recognized when the risks and rewards of ownership and title to the product have transferred to the customer. The Company’s revenue recognition policies are in compliance with the SEC’s Staff Accounting Bulletin (SAB) No. 104. Shipping and handling costs billed to customers are included in Net sales and the related costs in Cost of sales.

Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.

Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company’s inventories are valued by the first-in, first-out method.

Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

Investments and Other Assets - Investments in joint-venture companies in which ownership is 50% or less and in which the Company does not have operating control are stated at cost plus the Company’s equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements.

Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable

Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2010 and 2009 is immaterial to the financial position of the Company and the change in the accrual during 2010, 2009 and 2008 was immaterial to the Company’s results of operations and cash flows.

Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the Accumulated other comprehensive (loss) component of Shareholders’ equity. Such adjustments will affect Net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in Net income and amounted to a loss of  $9,800 in 2010.

Financial Instruments - The Company’s financial instruments consist primarily of cash, cash equivalents, long-term investments, and Accounts receivable, net as well as obligations under Accounts payable, trade, Notes payable and Long-term debt. Due to their short-term nature, the carrying values for Cash, cash equivalents, Accounts receivable, net, Accounts payable, trade and Notes payable approximate fair value. See Note 15 for fair value of long-term investments and Note 9 for fair value of Long-term debt.

The Company enters into forward exchange contracts (forward contracts) and costless collar contracts, comprised of puts and calls, to reduce its exposure to fluctuations in both freely convertible and non-freely convertible foreign currencies. These contracts are with major financial institutions and the risk of loss is considered remote. The Company does not hold or issue derivative financial instruments for trading purposes.

Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Gains or losses on derivatives that are not hedges are adjusted to fair value through Net income. Gains or losses on derivatives that hedge specific transactions are recognized in Net income or recognized in Other comprehensive (loss) until the hedged item is recognized in earnings. See Note 15 for disclosure of fair value of derivative financial instruments.

In addition, the Company’s foreign locations in the ordinary course of business enter into financial guarantees through financial institutions which enable customers to be reimbursed in the event of nonperformance by the Company.

The total carrying and fair value of open forward exchange and costless collar contracts and any risk to the Company as a result of the arrangements described above is not material.

Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2010. No subsequent events occurred that required either adjustment to or disclosure in these financial statements.

Reclassifications and Revisions - Certain prior period amounts have been reclassified to conform to the current-year presentation. These include the adoption of new accounting rules regarding noncontrolling interests on July 1, 2009.

Acquisitions	12 Months Ended
Jun. 30, 2010
Acquisitions
2.	Acquisitions

During 2010, the Company completed one acquisition whose aggregate sales for their most recent fiscal year prior to acquisition were  $11 million. Total purchase price was approximately  $5 million in cash.

In October 2008, the Company acquired Legris SA, a manufacturer of fluid circuit components and systems for pneumatic, hydraulic, and chemical processing applications. In October 2008, the Company acquired Origa Group, a manufacturer of rodless pneumatic actuators, electric actuators, filter regulator lubricators and pneumatic cylinders and valves. Aggregate annual sales for these businesses and seven other businesses acquired during 2009, for their most recent fiscal year prior to acquisition, were approximately  $532 million. Total purchase price for all businesses acquired during 2009 was approximately  $747 million in cash and  $4 million in assumed debt.

In November 2007, the Company acquired Scan Subsea ASA whose primary businesses include the design, production, and marketing of power and production umbilical cables for subsea installations as well as mooring lines for floating oil production and exploration units. In April 2008, the Company acquired Vansco Electronics, a global leader in the design and manufacture of electronic controls, displays and terminals, communication and operator interfaces, and sensors. Aggregate annual sales for these businesses and eight other businesses acquired during 2008, for their most recent fiscal year prior to acquisition, were approximately  $546 million. Total purchase price for all businesses acquired during 2008 was approximately  $942 million in cash and  $11 million in assumed debt.

The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2010, 2009 and 2008 are presented below.

	2010	2009	2008
Assets acquired:
Accounts receivable	$908	$116,931	$79,342
Inventories	447	87,230	91,197
Prepaid expenses	(575)	3,957	4,055
Deferred income taxes		7,899	5,265
Plant and equipment	408	107,278	90,615
Intangible and other assets	4,198	431,964	468,609
Goodwill	2,891	319,193	439,667

	8,277	1,074,452	1,178,750

Liabilities assumed:
Notes payable		2,622	611
Accounts payable, trade	531	49,421	54,495
Accrued payrolls and other compensation	219	33,714	16,364
Accrued domestic and foreign taxes	(91)	22,111	1,366
Other accrued liabilities	2,587	97,093	77,285
Long-term debt		1,640	10,023
Pensions and other postretirement benefits		5,418	653
Deferred income taxes	(420)	136,864	97,640
Other liabilities		2,934	(701)

	2,826	351,817	257,736

Net assets acquired	$5,451	$722,635	$921,014

Charges Related to Business Realignment	12 Months Ended
Jun. 30, 2010
Charges Related to Business Realignment
3.	Charges Related to Business Realignment

In 2010, the Company recorded a  $48.5 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized  $44.0 million of the total charge and included severance costs related to approximately 1,455 employees. The Climate & Industrial Controls Segment recognized  $3.9 million of the total charge and included severance costs related to approximately 255 employees. The Aerospace Segment recognized  $0.6 million of the total charge and included severance costs related to approximately 50 employees. The business realignment costs are presented in the Consolidated Statement of Income for 2010 in the following captions:  $43.0 million in Cost of sales and  $5.5 million in Selling, general and administrative expenses. As of June 30, 2010, approximately  $36.7 million in severance payments have been made with the remaining payments expected to be made by December 31, 2010.

In 2009, the Company recorded a  $52.1 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized  $33.7 million of the total charge and included severance costs related to approximately 3,345 employees. The Climate & Industrial Controls Segment recognized  $9.7 million of the total charge and included severance costs related to approximately 745 employees. The Aerospace Segment recognized  $2.0 million of the total charge and included severance costs related to approximately 205 employees. Approximately  $6.7 million of the charge was recorded below segment operating income. All required severance payments have been made. The business realignment costs are presented in the Consolidated Statement of Income for 2009 in the following captions:  $41.0 million in Cost of sales,  $6.2 million in Selling, general and administrative expenses and  $4.9 million in Loss (gain) on disposal of assets.

In 2008, the Company recorded a  $5.7 million charge for the costs to structure its businesses in light of current and anticipated customer demand. The charges primarily consist of severance costs related to general workforce reductions implemented primarily in the Industrial North American operations. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital. The Industrial Segment recognized  $4.9 million of the total charge and included severance costs related to approximately 145 employees. The Climate & Industrial Controls Segment recognized  $0.6 million of the total charge and included severance costs related to approximately 115 employees. The Aerospace Segment recognized  $0.2 million of the total charge and included severance costs related to approximately 25 employees. All required severance payments have been made. The business realignment costs are primarily presented in the Cost of sales caption in the Consolidated Statement of Income for 2008.

Income Taxes	12 Months Ended
Jun. 30, 2010
Income Taxes
4.	Income Taxes

Income before income taxes was derived from the following sources:

	2010	2009	2008
United States	$354,675	$390,507	$509,811
Foreign	400,142	292,576	824,760

	$754,817	$683,083	$1,334,571

Income taxes include the following:

	2010	2009	2008
Federal
Current	$84,878	$46,524	$199,457
Deferred	6,104	37,670	(31,024)
Foreign
Current	105,927	120,963	187,034
Deferred	(22,788)	(50,560)	(435)
State and local
Current	25,000	18,500	24,500
Deferred	(669)	(158)	(2,474)

	$198,452	$172,939	$377,058

A reconciliation of the Company’s effective income tax rate to the statutory Federal rate follows:

	2010	2009	2008
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	2.1	1.7	1.0
Litigation settlements		1.8
Foreign tax rate difference	(7.4)	(8.7)	(7.5)
Cash surrender of life insurance	(1.0)	2.3	.2
Research tax credit	(0.7)	(2.5)	(.4)
Worthless stock benefit		(3.2)
Other	(1.7)	(1.1)

Effective income tax rate	26.3%	25.3%	28.3%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2010	2009
Postretirement benefits	$565,258	$491,655
Other liabilities and reserves	118,882	107,694
Long-term contracts	4,323	3,572
Stock-based compensation	60,882	47,250
Loss carryforwards	106,106	135,901
Foreign tax credit carryforwards		9,857
Unrealized currency exchange gains and losses	15,312	37,342
Inventory	21,123	16,963
Depreciation and amortization	(455,684)	(502,105)
Valuation allowance	(92,799)	(112,883)

Net deferred tax asset	$343,403	$235,246

Change in net deferred tax asset:
Provision for deferred tax	$17,353	$13,048
Items of other comprehensive income	94,854	263,565
Acquisitions and other	(4,050)	(122,539)

Total change in net deferred tax	$108,157	$154,074

At June 30, 2010, the Company had recorded deferred tax assets of  $106,106 resulting from  $379,093 in loss carryforwards. A valuation allowance of  $92,799 has been established due to the uncertainty of realizing certain loss carryforwards, a foreign capital loss carryforward, and certain deferred tax assets associated with other liabilities and reserves. The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from one to 19 years. No material valuation allowance was recorded during the year attributable to acquisitions.

Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings.

Accumulated undistributed earnings of foreign operations reinvested in their operations amounted to  $1,102,978,  $1,298,102 and  $1,435,394, at June 30, 2010, 2009 and 2008, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance July 1	$132,954	$105,070	$74,459
Additions for tax positions related to current year	10,815	31,414	24,951
Additions for tax positions of prior years	23,408	15,899	6,470
Additions for acquisitions	294	760	993
Reductions for tax positions of prior years	(64,821)	(10,566)	(2,452)
Reductions for settlements	(21,770)	(3,768)	(538)
Reductions for expiration of statute of limitations	(37)		(45)
Effect of foreign currency translation	1,246	(5,855)	1,232

Balance June 30	$82,089	$132,954	$105,070

The total amount of unrecognized tax benefits that, if recognized, would affect the effective rate was  $81,927,  $114,210 and  $76,868 as of June 30, 2010, 2009 and 2008, respectively. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was  $8,200,  $9,179 and  $9,748 as of June 30, 2010, 2009 and 2008, respectively.

The Company and its subsidiaries file income tax returns in the United States and various state and foreign jurisdictions. In the normal course of business the Company’s tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the Internal Revenue Service for fiscal years through 2007. All significant state and local and foreign tax returns have been examined for fiscal years through 2001. The Company does not anticipate that the total unrecognized tax benefits will significantly change within the next twelve months due to the settlement of examinations and the expiration of statute of limitations.

Earnings Per Share	12 Months Ended
Jun. 30, 2010
Earnings Per Share
5.	Earnings Per Share

Basic earnings per share is computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share is computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2010	2009	2008
Numerator:
Net income attributable to common shareholders	$554,065	$508,515	$949,466
Denominator:
Basic – weighted-average common shares	160,909,655	161,564,111	168,285,487
Increase in weighted-average common shares from dilutive effect of stock-based awards	1,992,062	1,155,037	3,358,348

Diluted – weighted-average common shares, assuming exercise of stock-based awards	162,901,717	162,719,148	171,643,835

Basic earnings per share	$3.44	$3.15	$5.64
Diluted earnings per share	$3.40	$3.13	$5.53

For 2010, 2009 and 2008, 9.0 million, 6.4 million, and 1.1 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.

Inventories	12 Months Ended
Jun. 30, 2010
Inventories
6.	Inventories

Inventories valued on the last-in, first-out (LIFO) cost method were approximately 28 percent of total inventories in 2010 and 2009. The current cost of these inventories exceeds their valuation determined on the LIFO basis by  $193,519 in 2010 and  $204,294 in 2009. During 2009, inventory reductions resulted in a pre-tax LIFO liquidation gain of  $12,500. Progress payments of  $33,676 in 2010 and  $57,704 in 2009 are netted against inventories.

Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2010
Goodwill and Intangible Assets
7.	Goodwill and Intangible Assets

The Company’s annual impairment tests performed in fiscal years 2010, 2009, and 2008 resulted in no impairment loss being recognized.

The changes in the carrying amount of goodwill for the years ended June 30, 2009 and June 30, 2010 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2008	$2,382,479	$100,413	$315,200	$2,798,092
Acquisitions	318,818		375	319,193
Foreign currency translation	(196,318)	(45)	(7,662)	(204,025)
Goodwill adjustments	(8,530)	(1,659)	6	(10,183)

Balance June 30, 2009	$2,496,449	$98,709	$307,919	$2,903,077

Acquisitions		193		193
Foreign currency translation	(115,175)	(46)	(1,081)	(116,302)
Goodwill adjustments	(634)			(634)

Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334

“Goodwill adjustments” primarily represent final adjustments to the purchase price allocation during the twelve-month period subsequent to the acquisition date and primarily involved the valuation of income tax liabilities. Goodwill adjustments in 2010 included goodwill related to a business that was divested and goodwill associated with an investment that was written down.

Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset:

	2010		2009
June 30,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$114,935	$48,682	$119,811	$42,188
Trademarks	289,017	83,936	287,691	62,926
Customer lists and other	1,125,782	247,065	1,154,713	183,239

Total	$1,529,734	$379,683	$1,562,215	$288,353

During 2010, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted- Average Life
Patents	$1,630	13 years
Trademarks	160	5 years
Customer lists and other	2,328	25 years

Total	$4,118	20 years

Total intangible amortization expense in 2010, 2009 and 2008 was  $114,749,  $102,750 and  $67,391, respectively. The estimated amortization expense for the five years ending June 30, 2011 through 2015 is  $102,648,  $93,757,  $86,391,  $80,900 and  $78,233, respectively.

Financing Arrangements	12 Months Ended
Jun. 30, 2010
Financing Arrangements

8. Financing Arrangements

The Company has a line of credit totaling  $1,500,000 through a multi-currency revolving credit agreement with a group of banks, of which  $1,482,623 was available at June 30, 2010. The credit agreement expires in September 2012, however, the Company has the right to request a one-year extension of the expiration date on an annual basis, which request may result in changes to the current terms and conditions of the credit agreement. A portion of the credit agreement supports the Company’s commercial paper note program. The interest on borrowings is based upon the terms of each specific borrowing and is subject to market conditions. The revolving credit agreement requires a facility fee of up to 4.5/100ths of one percent of the commitment per annum at the Company’s present rating level. The revolving credit agreement contains provisions that increase the facility fee of the credit agreement in the event the Company’s credit ratings are lowered.

The Company is currently authorized to sell up to  $1,370,000 of short-term commercial paper notes. No commercial paper notes were outstanding at June 30, 2010 and  $354,500 were outstanding at June 30, 2009.

The Company’s credit agreements and indentures governing certain debt agreements contain various covenants, the violation of which would limit or preclude the use of the agreement for future borrowings, or might accelerate the maturity of the related outstanding borrowings covered by the indentures. At the Company’s present rating level, the most restrictive covenant provides that the ratio of secured debt to net tangible assets be less than 10 percent. As of June 30, 2010, the Company does not have any secured debt outstanding. The Company is in compliance with all covenants.

Notes payable is comprised of short-term lines of credit and borrowings from foreign banks. At June 30, 2010, the Company had  $167,985 in lines of credit from various foreign banks, of which  $167,494 was available. Most of these agreements are renewed annually. The balance and weighted-average interest rate of the Notes payable at June 30, 2010 and 2009 were  $17,759 and 0.5 percent and  $431,044 and 1.5 percent, respectively.

Debt	12 Months Ended
Jun. 30, 2010
Debt

9. Debt

June 30,	2010	2009
Domestic:
Debentures 7.30%, due 2011	$100,000	$100,000
Fixed rate medium-term notes 5.50% to 6.55%, due 2018-2038	875,000	915,000
Fixed rate senior notes 4.88%, due 2013	225,000	225,000
Variable rate demand bonds 0.6%, due 2010-2025		20,035
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2011-2017	1,807	6,357
Euro Bonds 3.5%, due 2011	244,580	280,580
4.125%, due 2016	244,580	280,580
Japanese Yen credit facility Libor plus 20 bps, due 2012	67,878	62,292
Other long-term debt, including capitalized leases	302	284

Total long-term debt	1,759,147	1,890,128
Less long-term debt payable within one year	345,513	50,423

Long-term debt, net	$1,413,634	$1,839,705

Principal amounts of Long-term debt payable in the five years ending June 30, 2011 through 2015 are  $345,513,  $68,373,  $225,219,  $146 and  $131, respectively. The carrying value of the Company’s Long-term debt (excluding leases) was  $1,758,845 and  $1,889,844 at June 30, 2010 and 2009, respectively, and was estimated to have a fair value of  $1,925,397 and  $1,899,246, at June 30, 2010 and 2009, respectively. The fair value of the Long-term debt (excluding leases) was estimated using discounted cash flow analyses assuming current interest rates for similar types of borrowing arrangements and maturities.

Lease Commitments - Future minimum rental commitments as of June 30, 2010, under non-cancelable operating leases, which expire at various dates, are as follows: 2011- $78,013; 2012- $56,838; 2013- $36,181; 2014- $23,279; 2015- $18,139 and after 2015- $80,927.

Rental expense in 2010, 2009 and 2008 was  $123,582,  $125,516 and  $106,135, respectively.

Retirement Benefits	12 Months Ended
Jun. 30, 2010
Retirement Benefits

10. Retirement Benefits

Pensions - The Company has noncontributory defined benefit pension plans covering eligible employees, including certain employees in foreign countries. Plans for most salaried employees provide pay-related benefits based on years of service. Plans for hourly employees generally provide benefits based on flat-dollar amounts and years of service. The Company also has arrangements for certain key employees which provide for supplemental retirement benefits. In general, the Company’s policy is to fund these plans based on legal requirements, tax considerations, local practices and investment opportunities. The Company also sponsors defined contribution plans and participates in government-sponsored programs in certain foreign countries.

A summary of the Company’s defined benefit pension plans follows:

Benefit cost	2010	2009	2008
Service cost	$70,977	$71,187	$76,315
Interest cost	178,562	172,321	163,635
Expected return on plan assets	(177,559)	(186,417)	(190,362)
Amortization of prior service cost	13,974	11,787	13,318
Amortization of unrecognized actuarial loss	65,823	31,507	45,757
Amortization of initial net (asset)	(55)	(53)	(71)

Net periodic benefit cost	$151,722	$100,332	$108,592

	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$2,952,297	$2,731,472
Service cost	70,977	71,187
Interest cost	178,562	172,321
Actuarial loss	440,941	184,275
Benefits paid	(150,176)	(140,842)
Plan amendments	11,902	6,442
Acquisitions	419	16,872
Foreign currency translation and other	(74,087)	(89,430)

Benefit obligation at end of year	$3,430,835	$2,952,297

Change in plan assets
Fair value of plan assets at beginning of year	$1,807,479	$2,344,832
Actual gain (loss) on plan assets	261,820	(384,309)
Employer contributions	153,291	61,933
Benefits paid	(150,176)	(140,842)
Acquisitions		10,781
Foreign currency translation and other	(52,228)	(84,916)

Fair value of plan assets at end of year	$2,020,186	$1,807,479

Funded status	$(1,410,649)	$(1,144,818)

	2010		2009
Amounts recognized on the Consolidated Balance Sheet
Investments and other assets	$		$182
Other accrued liabilities		(12,866)	(8,828)
Pensions and other postretirement benefits		(1,397,783)	(1,136,172)

Net amount recognized		$(1,410,649)	$(1,144,818)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,496,209	$1,228,240
Prior service cost	70,810	73,094
Transition obligation	105	63

Net amount recognized	$1,567,124	$1,301,397

The presentation of the amounts recognized on the Consolidated Balance Sheet and in Accumulated Other Comprehensive (Loss) is on a debit (credit) basis and excludes the effect of income taxes.

The estimated amount of net actuarial loss, prior service cost and transition asset that will be amortized from accumulated other comprehensive (loss) into net periodic benefit pension cost in 2011 is  $102,622,  $12,476 and  $51, respectively.

The accumulated benefit obligation for all defined benefit plans was  $3,096,603 and  $2,699,942 at June 30, 2010 and 2009, respectively. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were  $3,401,504,  $3,072,016 and  $1,991,174, respectively, at June 30, 2010, and  $2,911,759,  $2,666,229 and  $1,767,765, respectively, at June 30, 2009.

The Company expects to make cash contributions of approximately  $250 million to its defined benefit pension plans in 2011, the majority of which relate to U.S. defined benefit plans. Estimated future benefit payments in the five years ending June 30, 2011 through 2015 are  $144,209,  $164,493,  $191,499,  $165,679 and  $177,838, respectively and  $1,095,388 in the aggregate for the five years ending June 30, 2016 through June 30, 2020.

The assumptions used to measure net periodic benefit cost for the Company’s significant defined benefit plans are:

	2010	2009	2008
U.S. defined benefit plans
Discount rate	6.25%	6.8%	6.3%
Average increase in compensation	4.34%	4.7%	4.7%
Expected return on plan assets	8.5%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	2.0 to 6.78%	2.25 to 6.9%	2.25 to 6.3%
Average increase in compensation	2.0 to 4.7%	1.0 to 4.5%	1.0 to 4.25%
Expected return on plan assets	1.0 to 8.0%	1.0 to 8.0%	1.0 to 7.75%

The assumptions used to measure the benefit obligation for the Company’s significant defined benefit plans are:

	2010	2009
U.S. defined benefit plans
Discount rate	5.3%	6.25%
Average increase in compensation	5.21%	4.34%
Non-U.S. defined benefit plans
Discount rate	1.75 to 6.0%	2.0 to 6.78%
Average increase in compensation	2.0 to 4.5%	2.0 to 4.7%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same estimated time period that benefit payments will be required to be made. The expected return on plan assets assumption is based on the weighted- average expected return of the various asset classes in the plans’ portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance.

The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2010	2009
Equity securities	56%	60%
Debt securities	37%	32%
Other	7%	8%

	100%	100%

The weighted-average target asset allocation as of June 30, 2010 is 61 percent equity securities, 33 percent debt securities and 6 percent other. The investment strategy for defined benefit pension plan assets focuses on achieving prudent actuarial funding ratios while maintaining acceptable levels of risk and providing adequate liquidity to meet immediate and future benefit requirements. This strategy requires an investment portfolio that is broadly diversified across various asset classes and external investment managers. The Company’s overall investment strategy is to opportunistically migrate from its current mix between growth seeking assets (primarily consisting of global public equities in developed and emerging countries and hedge fund of fund strategies) and income generating assets (primarily consisting of high quality bonds, both domestic and global, emerging market bonds, high yield bonds and Treasury Inflation Protected Securities) to an allocation more heavily weighted toward income generating assets. Over time, long duration fixed income assets will be added to the portfolio. These securities will be highly correlated with the Company’s pension liabilities and will serve to hedge a portion of the Company’s interest rate risk.

The fair values of pension plan assets at June 30, 2010, by asset class, are as follows:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$74,302	$74,302	$		$
Equity securities	605,067	605,067
Fixed income securities
Corporate bonds	116,571			116,571
Government issued securities	130,070			130,070
Mutual funds
Equity funds	10,370			10,370
Fixed income funds	131,777			131,777
Common/Collective trusts
Equity funds	613,246			613,246
Fixed income funds	245,229			245,229
Limited Partnership	68,648			68,648
Miscellaneous	24,906			24,906

Total at June 30, 2010	$2,020,186	$679,369		$1,340,817

Equity securities consist of common stock of both U.S. and foreign corporations and are valued at the closing price reported on the active market on which the individual securities are traded. Equity securities include Company stock with a fair value of  $74,000 as of June 30, 2010 ( $53,717 as of June 30, 2009).

Fixed income securities, mutual funds and limited partnership are valued using market observable inputs for similar assets that are traded on an active market. The value of the limited partnership is estimated using the pro-rata interest in the underlying investments of the partnership.

Common/Collective trusts are valued using market observable inputs for similar assets that are traded on an active market. The value is estimated using a net asset value per share which is based on the underlying value of the investments in the trust.

Miscellaneous assets primarily includes insurance contracts held in the asset portfolio of the Company’s international pension plans and is valued as the present value of future cash flows promised under the terms of the insurance contracts.

The primary investment objective of equity securities and equity funds, within both the mutual fund and common/collective trust asset class, is to obtain capital appreciation in an amount that at least equals various market-based benchmarks. The primary investment objective of fixed income securities and fixed income funds, within both the mutual fund and common/collective trust asset class, is to provide for a constant stream of income while preserving capital. The primary investment objective of the limited partnership is to achieve capital appreciation through an investment program focused on specialized investment strategies. The primary investment objective of insurance contracts, included in the miscellaneous asset class, is to provide a stable rate of return over a specified period of time.

Employee Savings Plan - The Company sponsors an employee stock ownership plan (ESOP) as part of its existing savings and investment 401(k) plan. The ESOP is available to eligible domestic employees. Parker Hannifin common stock is used to match contributions made by employees to the ESOP up to a maximum of 4.0 percent of an employee’s annual compensation.

A breakdown of shares held by the ESOP is as follows:

	2010	2009	2008
Allocated shares	10,950,349	11,189,598	11,123,057
Suspense shares			202,587

Total shares held by the ESOP	10,950,349	11,189,598	11,325,644

Fair value of suspense shares			$14,449

In 1999, the ESOP was leveraged and the loan was unconditionally guaranteed by the Company. The Company’s matching contribution and dividends on the shares held by the ESOP were used to repay the loan, and shares were released from the suspense account as the principal and interest are paid. The unreleased portion of the shares in the ESOP suspense account were not considered outstanding for purposes of earnings per share computations. The ESOP Trust repaid the loan in 2009 so there are no suspense shares remaining. Company contributions to the ESOP, recorded as compensation and interest expense, were  $48,336 in 2010,  $51,593 in 2009 and  $53,019 in 2008. Dividends earned by the suspense shares and interest income within the ESOP totaled  $28 in 2010,  $162 in 2009 and  $796 in 2008. In 2010 and 2009, in lieu of cash, the Company issued 510,984 and 49,422, of its common shares, respectively, out of treasury for the matching contribution.

The Company has a retirement income account (RIA) within the employee savings plan. The Company makes a contribution to the participant’s RIA account each year, the amount of which is based on the participant’s age and years of service. Participants do not contribute to the RIA. The Company recognized  $12,598,  $14,489 and  $10,826 in expense related to the RIA in 2010, 2009 and 2008, respectively.

In addition to shares within the ESOP, as of June 30, 2010, employees have elected to invest in 3,827,222 shares of common stock within the Company Stock Fund of the Parker Retirement Savings Plan.

Other Postretirement Benefits - The Company provides postretirement medical and life insurance benefits to certain retirees and eligible dependents. Most plans are contributory, with retiree contributions adjusted annually. The plans are unfunded and pay stated percentages of covered medically necessary expenses incurred by retirees, after subtracting payments by Medicare or other providers and after stated deductibles have been met. For most plans, the Company has established cost maximums to more effectively control future medical costs. The Company has reserved the right to change or eliminate these benefit plans.

Certain employees are covered under benefit provisions that include prescription drug coverage for Medicare eligible retirees. The impact of the subsidy received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 on the Company’s other postretirement benefits was immaterial.

A summary of the Company’s other postretirement benefit plans follows:

Benefit cost	2010	2009	2008
Service cost	$545	$1,034	$1,519
Interest cost	3,920	5,193	5,700
Net amortization and deferral	(461)	(753)	(742)

Net periodic benefit cost	$4,004	$5,474	$6,477

		2010	2009
Change in benefit obligation
Benefit obligation at beginning of year		$64,434	$91,851
Service cost		545	1,034
Interest cost		3,920	5,193
Actuarial loss (gain)		8,689	(3,667)
Benefits paid		(7,720)	(7,703)
Acquisitions			139
Plan settlement			(22,413)

Benefit obligation at end of year		$69,868	$64,434

Funded status		$(69,868)	$(64,434)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities		$(5,176)	$(5,318)
Pensions and other postretirement benefits		(64,692)	(59,116)

Net amount recognized		$(69,868)	$(64,434)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss (gain)		$5,870	$(1,562)
Prior service (credit)		(1,113)	(2,829)

Net amount recognized		$4,757	$(4,391)

The presentation of the amounts recognized on the Consolidated Balance Sheet and in Accumulated Other Comprehensive (Loss) is on a debit (credit) basis and is before the effect of income taxes. The amount of prior service (credit) and net actuarial loss (gain) that will be amortized from accumulated other comprehensive (loss) into net periodic postretirement cost in 2011 is  $45 and  $202, respectively.

Historically, the Company has provided self-insured retiree medical plan benefits for non-union employees upon their retirement. The retiree was responsible for paying the premiums for the medical coverage but the Company paid the costs of administering the plans (i.e., claims processing costs). Absorbing the administration costs was considered a benefit under the postretirement benefit accounting rules as the employees who elected to enroll in the retiree medical plans paid a lower premium since the Company was paying the costs to administer the plan. In 2009, the Company discontinued its self-insured retiree medical plans for non-union employees and has therefore eliminated the cost associated with administering the plans. The Company recognized  $22.4 million in income in 2009 as a result of eliminating the liability related to this benefit.

The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2010	2009	2008
Discount rate	6.1%	6.71%	6.23%
Current medical cost trend rate	8.5%	9.25%	9.7%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2018	2014	2014

The discount rate assumption used to measure the benefit obligation was 5.01 percent in 2010 and 6.1 percent in 2009.

Estimated future benefit payments for other postretirement benefits in the five years ending June 30, 2011 through 2015 are  $5,191,  $5,194,  $5,129,  $5,123 and  $5,113, respectively, and  $24,755 in the aggregate for the five years ending June 30, 2016 through June 30, 2020.

A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$220	$(184)
Effect on postretirement benefit obligation	$3,550	$(2,973)

Other - The Company has established nonqualified deferred compensation programs, which permit officers, directors and certain management employees annually to elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred, Company match, and earnings on the deferrals. During 2010, 2009 and 2008, the Company recorded (income) expense relating to deferred compensation of  $21,553,  $(27,167) and  $8,785, respectively.

The Company has invested in corporate-owned life insurance policies to assist in meeting the obligation under these programs. The policies are held in a rabbi trust and are recorded as assets of the Company.

Shareholders' Equity	12 Months Ended
Jun. 30, 2010
Shareholders' Equity
11.	Shareholders’ Equity

Retirement benefit plan activity for Retained earnings in 2009 includes  $3,391 related to the adoption of new accounting rules for split dollar insurance arrangements and  $2,106 related to the adoption of the measurement date provision of pension accounting rules.

The balance of Accumulated other comprehensive (loss) in Shareholders’ equity is comprised of the following:

	2010	2009
Foreign currency translation	(187,746)	(821)
Retirement benefit plans	(1,019,762)	(836,398)
Other	(1,053)	(5,800)

The balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation and amounted to  $18,519 and  $11,426, at June 30, 2010 and June 30, 2009, respectively.

Share Repurchases - The Company has a program to repurchase its common shares. Under the program, the Company is authorized to repurchase an amount of common shares each fiscal year equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year. Repurchases are funded primarily from operating cash flows and commercial paper borrowings, and the shares are initially held as treasury stock. The number of common shares repurchased at the average purchase price follows:

	2010	2009	2008
Shares repurchased	441,118	7,557,284	1,255,062
Average price per share	$56.67	$59.25	$66.82

In August 2007, the Company’s Board of Directors authorized the accelerated purchase of  $500 million of the Company’s common shares. This authorization is in addition to the Company’s previously announced share repurchase program. Under the accelerated repurchase program, the Company repurchased a total of 6,629,981 shares at an average purchase price of  $75.48 per share.

Stock Incentive Plans	12 Months Ended
Jun. 30, 2010
Stock Incentive Plans
12.	Stock Incentive Plans

Stock-Based Awards - The Company’s 2003 and 2009 Stock Incentive Programs provide for the granting of nonqualified options and stock appreciation rights (SARs) to officers and key employees of the Company. The nonqualified options allow the recipient to purchase shares of common stock at a price not less than 100 percent of the fair market value of the stock on the date the stock-based awards are granted. Upon exercise, SARs entitle the recipient to receive shares of common stock equal to the increase in value of the award between the grant date and the exercise date. Outstanding options and SARs are exercisable from one to three years after the date of grant and expire no more than 10 years after grant. The Company satisfies stock option and SAR exercises by issuing common shares out of treasury, which have been repurchased pursuant to the Company’s share repurchase program described in Note 11, or through the issuance of previously unissued common shares (24,838 previously unissued common shares were issued in 2008).

During 2010, 2009 and 2008, the Company recognized stock-based compensation expense of  $44,415,  $41,488 and  $44,947, respectively, relating to the option and SAR awards. The Company derives a tax deduction measured by the excess of the market value over the grant price at the date stock-based awards are exercised. The related tax benefit is credited to Additional capital as the Company is currently in a windfall tax benefit position.

The fair value of each stock-based award granted in 2010, 2009 and 2008 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2009	2008
Risk-free interest rate	2.9%	3.2%	4.4%
Expected life of award	5.3 yrs	4.9 yrs	5.2 yrs
Expected dividend yield of stock	1.4%	1.3%	1.4%
Expected volatility of stock	34.5%	26.6%	25.6%
Weighted-average fair value	$15.77	$16.56	$16.61

The risk-free interest rate was based on U.S. Treasury yields with a term similar to the expected life of the award. The expected life of the award was derived by referring to actual exercise and post-vesting employment termination experience. The expected dividend yield was based on the Company’s historical dividend rate and stock price over a period similar to the expected life of the award. The expected volatility of stock was derived by referring to changes in the Company’s historical common stock prices over a timeframe similar to the expected life of the award.

Stock-based award activity during 2010 is as follows (aggregate intrinsic value in millions):

	Number Of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding June 30, 2009	14,631,280	$47.88

Granted	3,234,283	50.46
Exercised	(1,496,389)	34.00
Canceled	(216,681)	57.55

Outstanding June 30, 2010	16,152,493	$49.55	5.6 years	$140.2

Exercisable June 30, 2010	10,565,620	$46.01	4.6 years	$122.1

A summary of the status and changes of shares subject to stock-based awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2009	4,929,680	$16.32

Granted	3,234,283	15.77
Vested	(2,511,704)	16.12
Canceled	(65,386)	15.52

Nonvested June 30, 2010	5,586,873	$16.10

At June 30, 2010,  $30,096 of expense with respect to nonvested stock-based awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 18 months. The total fair value of shares vested during 2010, 2009 and 2008 was  $40,494,  $40,082 and  $29,326, respectively.

Information related to stock-based awards exercised during 2010, 2009 and 2008 is as follows:

	2010	2009	2008
Net cash proceeds	$10,307	$3,557	$33,406
Intrinsic value	45,424	4,787	82,415
Income tax benefit	14,031	1,517	26,360

Shares surrendered upon exercise of stock options and SARS: 2010 – 606,554; 2009 – 90,129; 2008 – 732,920.

Restricted Stock - The Company’s 2003 Stock Incentive Programs provided for the issuance of restricted shares to certain key employees under the Company’s 2007-08-09, 2006-07-08 and 2005-06-07 Long Term Incentive Plans (LTIP). Value of the payments was set at the market value of the Company’s common stock on the date of issuance. Shares were earned and awarded, and an estimated value was accrued, based upon attainment of criteria specified in the LTIP over the cumulative years of each three-year plan. Plan participants are entitled to cash dividends and to vote their respective shares, but the shares are restricted as to transferability for three years following issuance.

Restricted Shares for LTIP	2010	2009	2008
Number of shares issued	68,172	172,130	294,418
Average share value on date of issuance	$48.58	$65.34	$60.93
Total value	$3,312	$11,247	$17,940

Under the Company’s 2008-09-10 LTIP a payout of restricted shares from the Company’s 2003 Stock Incentive Program will be issued to certain key employees in August 2010. In lieu of restricted shares, the participant may elect to receive the 2008-09-10 LTIP payout as deferred cash compensation. Retired participants receive the 2008-09-10 LTIP payout in cash. The total payout, valued at  $9,456, has been accrued over the three years of the plan. During 2010, 2009 and 2008, the Company recorded expense (income) relating to the LTIP of  $15,018,  $(5,562) and  $25,681 respectively. The decrease in expense in 2009 was primarily attributable to the impact the economic downturn had on the Company’s performance and stock price during 2009.

A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2009	1,395,224	$56.69

Granted	423,600	51.95
Vested	(318,330)	49.75
Canceled	(150,466)	48.58

Nonvested June 30, 2010	1,350,028	$57.74

Shares surrendered in connection with the LTIP: 2010– 83,991; 2009 – 60,247; 2008 – 109,642.

In 2010, 2009 and 2008, 20,000, 12,150 and 14,850 restricted shares, respectively were issued to certain non-employee members of the Board of Directors. Transferability of these shares is restricted for one to three years following issuance. In addition, non-employee members of the Board of Directors have been given the opportunity to receive all or a portion of their fees in restricted shares. These shares vest ratably, on an annual basis, over the term of office of the director. In 2010, 2009 and 2008, 4,578, 3,868 and 2,526 restricted shares, respectively, were issued in lieu of directors’ fees.

At June 30, 2010, the Company had approximately 25 million common shares reserved for issuance in connection with its stock incentive plans.

Shareholders' Protection Rights Agreement	12 Months Ended
Jun. 30, 2010
Shareholders' Protection Rights Agreement
13.	Shareholders’ Protection Rights Agreement

On January 25, 2007, the Board of Directors of the Company declared a dividend of one Shareholders’ Right for each common share outstanding on February 17, 2007 in relation to the Company’s Shareholders Protection Rights Agreement. As of June 30, 2010, 161,256,018 common shares were reserved for issuance under this Agreement. Under certain conditions involving acquisition of, or an offer for, 15 percent or more of the Company’s common shares, all holders of Shareholders’ Rights would be entitled to purchase one common share at an exercise price currently set at  $160. In addition, in certain circumstances, all holders of Shareholders’ Rights (other than the acquiring entity) would be entitled to purchase a number of common shares equal to twice the exercise price, or at the option of the Board, to exchange each Shareholders’ Right for one common share. The Shareholders’ Rights remain in existence until February 17, 2017, unless extended by the Board of Directors or earlier redeemed (at one cent per Shareholders’ Right), exercised or exchanged under the terms of the agreement. In the event of an unfriendly business combination attempt, the Shareholders’ Rights will cause substantial dilution to the person attempting the business combination. The Shareholders’ Rights should not interfere with any merger or other business combination that is in the best interest of the Company and its shareholders since the Shareholders’ Rights may be redeemed.

Research and Development	12 Months Ended
Jun. 30, 2010
Research and Development
14.	Research and Development

Research and development costs amounted to  $316,181 in 2010,  $338,908 in 2009 and  $303,098 in 2008. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to  $40,277 in 2010,  $50,739 in 2009 and  $47,757 in 2008. These costs are included in the total research and development cost for each of the respective years.

Fair Value Measurements	12 Months Ended
Jun. 30, 2010
Fair Value Measurements
15.	Fair Value Measurements

On July 1, 2009, the Company adopted new accounting guidance relating to fair value measurements of nonfinancial assets and nonfinancial liabilities, which includes goodwill and long-lived assets. These items are recognized at fair value when an impairment exists. No material fair value adjustments were made to the Company’s nonfinancial assets and nonfinancial liabilities during 2010.

A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2010 and June 30, 2009 is as follows:

	Total Value At June 30, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,542	$	$		$3,542
Derivatives	1,624			1,624
Liabilities:
Deferred compensation plans	112,189			112,189
Derivatives	2,334			2,334

	Total Value At June 30, 2009	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,493	$3,493	$		$
Derivatives	203			203
Liabilities:
Deferred compensation plans	99,007			99,007
Derivatives	1,513			1,513

Available for sale securities consist of an investment in stock in an electronic and electrical equipment company. The fair value of available for sale securities was transferred from Level 1 to Level 3 in 2010 as a result of the delisting of the electronic and electrical equipment company’s stock from the international market of the London Stock Exchange. The fair value of available for sale securities as of June 30, 2010 was estimated using a market and income approach with equal weighting given to each approach. The market approach estimates a fair value by applying price-to-earnings multiples for similar companies that are publicly traded while the income approach estimates a fair value using a discounted cash flow analysis. During 2010, there were no purchases, sales, issuances or settlements of available for sale securities. After the stock delisting, it was determined that the fair value of the investment in the electronic and electrical equipment company had permanently declined and an expense of  $7,251 was recognized in Net income, the amount of which had previously been included in Accumulated other comprehensive (loss). The fair value of available for sale securities as of June 30, 2009 was measured using quoted market prices. Derivatives primarily consist of costless collar contracts, the fair value of which is calculated through a model that utilizes market observable inputs including both spot and forward prices for the same underlying currencies. The Company has established nonqualified deferred compensation programs which permit officers, directors and certain management employees to defer a portion of their compensation, on a pre-tax basis, until their termination of employment. Changes in the fair value of the compensation deferred under these programs are recognized based on the quoted market prices for the participants’ investment elections.

Contingencies	12 Months Ended
Jun. 30, 2010
Contingencies
16.	Contingencies

The Company is involved in various litigation matters arising in the normal course of business, including proceedings based on product liability claims, workers’ compensation claims and alleged violations of various environmental laws. The Company is self-insured in the United States for health care, workers’ compensation, general liability and product liability up to predetermined amounts, above which third party insurance applies. Management regularly reviews the probable outcome of these proceedings, the expenses expected to be incurred, the availability and limits of the insurance coverage, and the established accruals for liabilities. While the outcome of pending proceedings cannot be predicted with certainty, management believes that any liabilities that may result from these proceedings will not have a material adverse effect on the Company’s liquidity, financial condition or results of operations.

Parker ITR S.r.l. (Parker ITR), a subsidiary acquired on January 31, 2002, has been the subject of a number of lawsuits and regulatory investigations, the majority of which have either been settled or are pending an appeal filed by the Company.

With respect to the class action lawsuits, the Company recognized  $20,000 in expense in 2008 and  $2,322 in expense in 2009. No expenses related to the class action lawsuits were recognized during 2010. With respect to the regulatory investigations, the Company recognized  $35,084 in expense in 2009 and  $654 in expense in 2010. No expenses related to the regulatory investigations were recognized in 2008.

As of June 30, 2010, the Company has made all required payments relating to the class action lawsuits and regulatory investigations and has no remaining accrual related to these matters. With respect to the class action lawsuits, the Company made payments of  $22,322 in 2009. No payments were made in 2008 or 2010. With respect to the regulatory investigations, the Company made payments of  $32,794 in 2009 and  $2,944 in 2010. No payments were made in 2008.

Legal expenses related to these matters are being expensed as incurred and totaled  $1,445,  $3,092, and  $5,767 in 2010, 2009 and 2008, respectively.

Environmental - The Company is currently responsible for environmental remediation at various manufacturing facilities presently or formerly operated by the Company and has been named as a “potentially responsible party,” along with other companies, at off-site waste disposal facilities and regional sites.

As of June 30, 2010, the Company has a reserve of  $15,825 for environmental matters, which are probable and reasonably estimable. This reserve is recorded based upon the best estimate of costs to be incurred in light of the progress made in determining the magnitude of remediation costs, the timing and extent of remedial actions required by governmental authorities and the amount of the Company’s liability in proportion to other responsible parties. This reserve is net of  $1,451 for discounting, primarily at a 4.5 percent discount rate, a portion of the costs to operate and maintain remediation treatment systems as well as gauge treatment system effectiveness through monitoring and sampling over periods up to 15 years.

The Company’s estimated total liability for the above mentioned sites ranges from a minimum of  $15.8 million to a maximum of  $72.3 million. The largest range of the estimated total liability for any one site is approximately  $6.1 million. The actual costs to be incurred by the Company will be dependent on final determination of remedial action required, negotiations with federal and state agencies, changes in regulatory requirements and technology innovation, the effectiveness of remedial technologies employed, the ability of other responsible parties to pay, and any insurance or third party recoveries.

Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2010
Quarterly Information (Unaudited)
17.	Quarterly Information (Unaudited)

2010	1st	2nd	3rd	4th	Total
Net sales	$2,237,165	$2,354,708	$2,614,823	$2,786,470	$9,993,166
Gross profit	436,220	485,227	552,372	672,280	2,146,099
Net income attributable to common shareholders	73,493	104,546	153,863	222,163	554,065
Diluted earnings per share	.45	.64	.94	1.35	3.40

2009	1st	2nd	3rd	4th	Total
Net sales	$3,064,688	$2,688,656	$2,344,713	$2,210,958	$10,309,015
Gross profit	727,466	567,206	436,106	396,889	2,127,667
Net income attributable to common shareholders	250,176	155,401	53,422	49,516	508,515
Diluted earnings per share	1.50	.96	.33	.31	3.13

Earnings per share amounts are computed independently for each of the quarters presented, therefore, the sum of the quarterly earnings per share amounts may not equal the total computed for the year.

Stock Prices and Dividends (Unaudited)	12 Months Ended
Jun. 30, 2010
Stock Prices and Dividends (Unaudited)
18.	Stock Prices and Dividends (Unaudited)

(In dollars)		1st	2nd	3rd	4th	Full Year
2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	.25	.25	.25	.26	1.01

2009	High	$72.69	$52.52	$46.45	$48.45	$72.69
	Low	48.67	31.29	27.69	33.13	27.69
	Dividends	.25	.25	.25	.25	1.00

2008	High	$78.43	$86.56	$76.03	$86.91	$86.91
	Low	58.19	71.15	58.10	69.46	58.10
	Dividends	.21	.21	.21	.21	.84

Common Stock Listing: New York Stock Exchange, Stock Symbol PH

Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2010
Nature Of Operations

Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before Corporate general and administrative expenses, Interest expense and Income taxes.

The Company operates in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 43 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.

The Aerospace Segment produces hydraulic, fuel and pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.

The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors.

See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-15 and 13-16 for further disclosure of business segment information.

There are no individual customers to whom sales are three percent or more of the Company’s consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.

The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company’s products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company’s operating results.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Consolidation

Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.

Revenue Recognition

Revenue Recognition - Revenue is recognized when the risks and rewards of ownership and title to the product have transferred to the customer. The Company’s revenue recognition policies are in compliance with the SEC’s Staff Accounting Bulletin (SAB) No. 104. Shipping and handling costs billed to customers are included in Net sales and the related costs in Cost of sales.

Long-Term Contracts

Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

Cash	Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Inventories

Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company’s inventories are valued by the first-in, first-out method.

Plant, Equipment and Depreciation

Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

Investments and Other Assets

Investments and Other Assets - Investments in joint-venture companies in which ownership is 50% or less and in which the Company does not have operating control are stated at cost plus the Company’s equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements.

Goodwill

Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets

Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates.

Income Taxes

Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty

Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2010 and 2009 is immaterial to the financial position of the Company and the change in the accrual during 2010, 2009 and 2008 was immaterial to the Company’s results of operations and cash flows.

Foreign Currency Translation

Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the Accumulated other comprehensive (loss) component of Shareholders’ equity. Such adjustments will affect Net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in Net income and amounted to a loss of  $9,800 in 2010.

Financial Instruments

Financial Instruments - The Company’s financial instruments consist primarily of cash, cash equivalents, long-term investments, and Accounts receivable, net as well as obligations under Accounts payable, trade, Notes payable and Long-term debt. Due to their short-term nature, the carrying values for Cash, cash equivalents, Accounts receivable, net, Accounts payable, trade and Notes payable approximate fair value. See Note 15 for fair value of long-term investments and Note 9 for fair value of Long-term debt.

The Company enters into forward exchange contracts (forward contracts) and costless collar contracts, comprised of puts and calls, to reduce its exposure to fluctuations in both freely convertible and non-freely convertible foreign currencies. These contracts are with major financial institutions and the risk of loss is considered remote. The Company does not hold or issue derivative financial instruments for trading purposes.

Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Gains or losses on derivatives that are not hedges are adjusted to fair value through Net income. Gains or losses on derivatives that hedge specific transactions are recognized in Net income or recognized in Other comprehensive (loss) until the hedged item is recognized in earnings. See Note 15 for disclosure of fair value of derivative financial instruments.

In addition, the Company’s foreign locations in the ordinary course of business enter into financial guarantees through financial institutions which enable customers to be reimbursed in the event of nonperformance by the Company.

The total carrying and fair value of open forward exchange and costless collar contracts and any risk to the Company as a result of the arrangements described above is not material.

Subsequent Events

Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2010. No subsequent events occurred that required either adjustment to or disclosure in these financial statements.

Reclassifications and Revisions

Reclassifications and Revisions - Certain prior period amounts have been reclassified to conform to the current-year presentation. These include the adoption of new accounting rules regarding noncontrolling interests on July 1, 2009.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Tables)	12 Months Ended
Jun. 30, 2010
Schedule of Valuation and Qualifying Accounts Disclosure Table
Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning Of Period	Additions Charged to Costs and Expenses	Other (Deductions)/ Additions (A)	Balance At End Of Period
Allowance for doubtful accounts:
Year ended June 30, 2008	$11,655	$8,470	$(3,282)	$16,843
Year ended June 30, 2009	$16,843	$9,157	$(6,185)	$19,815
Year ended June 30, 2010	$19,815	$1,871	$(6,985)	$14,701
Deferred tax asset valuation allowance:
Year ended June 30, 2008	$28,896	$53,324	$(3,589)	$78,631
Year ended June 30, 2009	$78,631	$34,122	$130	$112,883
Year ended June 30, 2010	$112,883	$22,970	$(43,054)	$92,799

(A)	For allowance for doubtful accounts, net balance of deductions due to uncollectible accounts charged off and additions due to acquisitions or recoveries. For defered tax asset valuation allowance, primarily represents adjustments due to acquisitions and net operating losses.

Business Segment Information (Tables)	12 Months Ended
Jun. 30, 2010
Schedule of Segment Reporting Information, by Segment

By Industry

(Dollars in thousands)	2010	2009	2008
Net Sales:
Industrial:
North America	$3,623,460	$3,734,613	$4,249,918
International	3,811,464	3,895,874	5,006,310
Aerospace	1,744,283	1,883,273	1,837,888
Climate & Industrial Controls	813,959	795,255	1,051,489

	$9,993,166	$10,309,015	$12,145,605

Segment Operating Income:
Industrial:
North America	$487,137	$394,923	$607,821
International	394,089	350,662	788,925
Aerospace	208,002	261,953	250,523
Climate & Industrial Controls	53,452	(3,737)	59,494

Total segment operating income	1,142,680	1,003,801	1,706,763
Corporate administration	153,965	152,118	192,966

Income before interest expense and other	988,715	851,683	1,513,797
Interest expense	103,599	112,071	98,996
Other expense	130,299	56,529	80,230

Income before income taxes	$754,817	$683,083	$1,334,571

Assets:
Industrial	$7,309,735	$7,539,504	$8,121,793
Aerospace	910,740	915,155	921,935
Climate & Industrial Controls	692,532	691,423	804,526
Corporate (a)	997,375	709,820	538,600

	$9,910,382	$9,855,902	$10,386,854

Property Additions (b):
Industrial	$95,838	$346,691	$329,125
Aerospace	21,619	21,877	17,274
Climate & Industrial Controls	6,040	6,645	9,664
Corporate	6,133	2,798	14,879

	$129,630	$378,011	$370,942

Depreciation:
Industrial	$200,617	$205,584	$205,797
Aerospace	20,501	20,477	20,969
Climate & Industrial Controls	14,117	16,640	20,327
Corporate	10,060	9,898	10,477

	$245,295	$252,599	$257,570

(Dollars in thousands)	2010	2009	2008
By Geographic Area (c)
Net Sales:
North America	$5,913,770	$6,090,176	$6,736,419
International	4,079,396	4,218,839	5,409,186

	$9,993,166	$10,309,015	$12,145,605

Long-Lived Assets:
North America	$856,782	$927,318	$967,727
International	841,099	953,236	958,795

	$1,697,881	$1,880,554	$1,926,522

Acquisitions (Tables)	12 Months Ended
Jun. 30, 2010
Business Combination, Preliminary Allocation of the Purchase Price Disclosure

The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2010, 2009 and 2008 are presented below.

	2010	2009	2008
Assets acquired:
Accounts receivable	$908	$116,931	$79,342
Inventories	447	87,230	91,197
Prepaid expenses	(575)	3,957	4,055
Deferred income taxes		7,899	5,265
Plant and equipment	408	107,278	90,615
Intangible and other assets	4,198	431,964	468,609
Goodwill	2,891	319,193	439,667

	8,277	1,074,452	1,178,750

Liabilities assumed:
Notes payable		2,622	611
Accounts payable, trade	531	49,421	54,495
Accrued payrolls and other compensation	219	33,714	16,364
Accrued domestic and foreign taxes	(91)	22,111	1,366
Other accrued liabilities	2,587	97,093	77,285
Long-term debt		1,640	10,023
Pensions and other postretirement benefits		5,418	653
Deferred income taxes	(420)	136,864	97,640
Other liabilities		2,934	(701)

	2,826	351,817	257,736

Net assets acquired	$5,451	$722,635	$921,014

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2010
Income Before Income Tax, Table	Income before income taxes was derived from the following sources:

	2010	2009	2008
United States	$354,675	$390,507	$509,811
Foreign	400,142	292,576	824,760

	$754,817	$683,083	$1,334,571

Income Tax Disclosure Table

Income taxes include the following:

	2010	2009	2008
Federal
Current	$84,878	$46,524	$199,457
Deferred	6,104	37,670	(31,024)
Foreign
Current	105,927	120,963	187,034
Deferred	(22,788)	(50,560)	(435)
State and local
Current	25,000	18,500	24,500
Deferred	(669)	(158)	(2,474)

	$198,452	$172,939	$377,058

Reconciliation of the US Statutory Federal Tax Rate

A reconciliation of the Company’s effective income tax rate to the statutory Federal rate follows:

	2010	2009	2008
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	2.1	1.7	1.0
Litigation settlements		1.8
Foreign tax rate difference	(7.4)	(8.7)	(7.5)
Cash surrender of life insurance	(1.0)	2.3	.2
Research tax credit	(0.7)	(2.5)	(.4)
Worthless stock benefit		(3.2)
Other	(1.7)	(1.1)

Effective income tax rate	26.3%	25.3%	28.3%

Components of net deferred tax assets

The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2010	2009
Postretirement benefits	$565,258	$491,655
Other liabilities and reserves	118,882	107,694
Long-term contracts	4,323	3,572
Stock-based compensation	60,882	47,250
Loss carryforwards	106,106	135,901
Foreign tax credit carryforwards		9,857
Unrealized currency exchange gains and losses	15,312	37,342
Inventory	21,123	16,963
Depreciation and amortization	(455,684)	(502,105)
Valuation allowance	(92,799)	(112,883)

Net deferred tax asset	$343,403	$235,246

Change in net deferred tax asset:
Provision for deferred tax	$17,353	$13,048
Items of other comprehensive income	94,854	263,565
Acquisitions and other	(4,050)	(122,539)

Total change in net deferred tax	$108,157	$154,074

Unrecognized Tax Benefits Reconciliation, Table

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
Balance July 1	$132,954	$105,070	$74,459
Additions for tax positions related to current year	10,815	31,414	24,951
Additions for tax positions of prior years	23,408	15,899	6,470
Additions for acquisitions	294	760	993
Reductions for tax positions of prior years	(64,821)	(10,566)	(2,452)
Reductions for settlements	(21,770)	(3,768)	(538)
Reductions for expiration of statute of limitations	(37)		(45)
Effect of foreign currency translation	1,246	(5,855)	1,232

Balance June 30	$82,089	$132,954	$105,070

Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2010
Earnings Per Share Computation

The computation of net income per share was as follows:

	2010	2009	2008
Numerator:
Net income attributable to common shareholders	$554,065	$508,515	$949,466
Denominator:
Basic – weighted-average common shares	160,909,655	161,564,111	168,285,487
Increase in weighted-average common shares from dilutive effect of stock-based awards	1,992,062	1,155,037	3,358,348

Diluted – weighted-average common shares, assuming exercise of stock-based awards	162,901,717	162,719,148	171,643,835

Basic earnings per share	$3.44	$3.15	$5.64
Diluted earnings per share	$3.40	$3.13	$5.53

Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2010
Schedule of Goodwill

The changes in the carrying amount of goodwill for the years ended June 30, 2009 and June 30, 2010 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2008	$2,382,479	$100,413	$315,200	$2,798,092
Acquisitions	318,818		375	319,193
Foreign currency translation	(196,318)	(45)	(7,662)	(204,025)
Goodwill adjustments	(8,530)	(1,659)	6	(10,183)

Balance June 30, 2009	$2,496,449	$98,709	$307,919	$2,903,077

Acquisitions		193		193
Foreign currency translation	(115,175)	(46)	(1,081)	(116,302)
Goodwill adjustments	(634)			(634)

Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334

Schedule of Finite-Lived Intangible Assets by Major Class

The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset:

	2010		2009
June 30,	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$114,935	$48,682	$119,811	$42,188
Trademarks	289,017	83,936	287,691	62,926
Customer lists and other	1,125,782	247,065	1,154,713	183,239

Total	$1,529,734	$379,683	$1,562,215	$288,353

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

During 2010, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted- Average Life
Patents	$1,630	13 years
Trademarks	160	5 years
Customer lists and other	2,328	25 years

Total	$4,118	20 years

Debt (Tables)	12 Months Ended
Jun. 30, 2010
Long-term Debt

June 30,	2010	2009
Domestic:
Debentures 7.30%, due 2011	$100,000	$100,000
Fixed rate medium-term notes 5.50% to 6.55%, due 2018-2038	875,000	915,000
Fixed rate senior notes 4.88%, due 2013	225,000	225,000
Variable rate demand bonds 0.6%, due 2010-2025		20,035
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2011-2017	1,807	6,357
Euro Bonds 3.5%, due 2011	244,580	280,580
4.125%, due 2016	244,580	280,580
Japanese Yen credit facility Libor plus 20 bps, due 2012	67,878	62,292
Other long-term debt, including capitalized leases	302	284

Total long-term debt	1,759,147	1,890,128
Less long-term debt payable within one year	345,513	50,423

Long-term debt, net	$1,413,634	$1,839,705

Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2010
Pension Disclosure

A summary of the Company’s defined benefit pension plans follows:

Benefit cost	2010	2009	2008
Service cost	$70,977	$71,187	$76,315
Interest cost	178,562	172,321	163,635
Expected return on plan assets	(177,559)	(186,417)	(190,362)
Amortization of prior service cost	13,974	11,787	13,318
Amortization of unrecognized actuarial loss	65,823	31,507	45,757
Amortization of initial net (asset)	(55)	(53)	(71)

Net periodic benefit cost	$151,722	$100,332	$108,592

	2010	2009
Change in benefit obligation
Benefit obligation at beginning of year	$2,952,297	$2,731,472
Service cost	70,977	71,187
Interest cost	178,562	172,321
Actuarial loss	440,941	184,275
Benefits paid	(150,176)	(140,842)
Plan amendments	11,902	6,442
Acquisitions	419	16,872
Foreign currency translation and other	(74,087)	(89,430)

Benefit obligation at end of year	$3,430,835	$2,952,297

Change in plan assets
Fair value of plan assets at beginning of year	$1,807,479	$2,344,832
Actual gain (loss) on plan assets	261,820	(384,309)
Employer contributions	153,291	61,933
Benefits paid	(150,176)	(140,842)
Acquisitions		10,781
Foreign currency translation and other	(52,228)	(84,916)

Fair value of plan assets at end of year	$2,020,186	$1,807,479

Funded status	$(1,410,649)	$(1,144,818)

	2010		2009
Amounts recognized on the Consolidated Balance Sheet
Investments and other assets	$		$182
Other accrued liabilities		(12,866)	(8,828)
Pensions and other postretirement benefits		(1,397,783)	(1,136,172)

Net amount recognized		$(1,410,649)	$(1,144,818)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,496,209	$1,228,240
Prior service cost	70,810	73,094
Transition obligation	105	63

Net amount recognized	$1,567,124	$1,301,397

Pension and Other Postretirement Benefits, Net Periodic Benefit Costs Weighted Average Assumptions Disclosure

The assumptions used to measure net periodic benefit cost for the Company’s significant defined benefit plans are:

	2010	2009	2008
U.S. defined benefit plans
Discount rate	6.25%	6.8%	6.3%
Average increase in compensation	4.34%	4.7%	4.7%
Expected return on plan assets	8.5%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	2.0 to 6.78%	2.25 to 6.9%	2.25 to 6.3%
Average increase in compensation	2.0 to 4.7%	1.0 to 4.5%	1.0 to 4.25%
Expected return on plan assets	1.0 to 8.0%	1.0 to 8.0%	1.0 to 7.75%

Benefit Obligations Weighted Average Assumptions Disclosure

The assumptions used to measure the benefit obligation for the Company’s significant defined benefit plans are:

	2010	2009
U.S. defined benefit plans
Discount rate	5.3%	6.25%
Average increase in compensation	5.21%	4.34%
Non-U.S. defined benefit plans
Discount rate	1.75 to 6.0%	2.0 to 6.78%
Average increase in compensation	2.0 to 4.5%	2.0 to 4.7%

Weighted-Average Allocation of Assets Related to Defined Benefit Plans Disclosure	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2010	2009
Equity securities	56%	60%
Debt securities	37%	32%
Other	7%	8%

	100%	100%

Pension And Postretirement Plan Assets Disclosure

The fair values of pension plan assets at June 30, 2010, by asset class, are as follows:

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$74,302	$74,302	$		$
Equity securities	605,067	605,067
Fixed income securities
Corporate bonds	116,571			116,571
Government issued securities	130,070			130,070
Mutual funds
Equity funds	10,370			10,370
Fixed income funds	131,777			131,777
Common/Collective trusts
Equity funds	613,246			613,246
Fixed income funds	245,229			245,229
Limited Partnership	68,648			68,648
Miscellaneous	24,906			24,906

Total at June 30, 2010	$2,020,186	$679,369		$1,340,817

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

A breakdown of shares held by the ESOP is as follows:

	2010	2009	2008
Allocated shares	10,950,349	11,189,598	11,123,057
Suspense shares			202,587

Total shares held by the ESOP	10,950,349	11,189,598	11,325,644

Fair value of suspense shares			$14,449

Other Postretirement Benefits Disclosure

A summary of the Company’s other postretirement benefit plans follows:

Benefit cost	2010	2009	2008
Service cost	$545	$1,034	$1,519
Interest cost	3,920	5,193	5,700
Net amortization and deferral	(461)	(753)	(742)

Net periodic benefit cost	$4,004	$5,474	$6,477

		2010	2009
Change in benefit obligation
Benefit obligation at beginning of year		$64,434	$91,851
Service cost		545	1,034
Interest cost		3,920	5,193
Actuarial loss (gain)		8,689	(3,667)
Benefits paid		(7,720)	(7,703)
Acquisitions			139
Plan settlement			(22,413)

Benefit obligation at end of year		$69,868	$64,434

Funded status		$(69,868)	$(64,434)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities		$(5,176)	$(5,318)
Pensions and other postretirement benefits		(64,692)	(59,116)

Net amount recognized		$(69,868)	$(64,434)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss (gain)		$5,870	$(1,562)
Prior service (credit)		(1,113)	(2,829)

Net amount recognized		$4,757	$(4,391)

Health Care Cost Trend Rates Assumptions Disclosure

The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2010	2009	2008
Discount rate	6.1%	6.71%	6.23%
Current medical cost trend rate	8.5%	9.25%	9.7%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2018	2014	2014

Effect of a One-Percentage Point Change in Assumed Health Care Cost Trend Rates Disclosure

A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$220	$(184)
Effect on postretirement benefit obligation	$3,550	$(2,973)

Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2010
Accumulated Other Comprehensive Loss Disclosure

The balance of Accumulated other comprehensive (loss) in Shareholders’ equity is comprised of the following:

	2010	2009
Foreign currency translation	(187,746)	(821)
Retirement benefit plans	(1,019,762)	(836,398)
Other	(1,053)	(5,800)

Share Repurchase Program Disclosure	The number of common shares repurchased at the average purchase price follows:

	2010	2009	2008
Shares repurchased	441,118	7,557,284	1,255,062
Average price per share	$56.67	$59.25	$66.82

Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used

The fair value of each stock-based award granted in 2010, 2009 and 2008 were estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2010	2009	2008
Risk-free interest rate	2.9%	3.2%	4.4%
Expected life of award	5.3 yrs	4.9 yrs	5.2 yrs
Expected dividend yield of stock	1.4%	1.3%	1.4%
Expected volatility of stock	34.5%	26.6%	25.6%
Weighted-average fair value	$15.77	$16.56	$16.61

Schedule of Share-based Compensation, Options Activity

Stock-based award activity during 2010 is as follows (aggregate intrinsic value in millions):

	Number Of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding June 30, 2009	14,631,280	$47.88

Granted	3,234,283	50.46
Exercised	(1,496,389)	34.00
Canceled	(216,681)	57.55

Outstanding June 30, 2010	16,152,493	$49.55	5.6 years	$140.2

Exercisable June 30, 2010	10,565,620	$46.01	4.6 years	$122.1

Schedule of Nonvested Stock-Based Awards

A summary of the status and changes of shares subject to stock-based awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2009	4,929,680	$16.32

Granted	3,234,283	15.77
Vested	(2,511,704)	16.12
Canceled	(65,386)	15.52

Nonvested June 30, 2010	5,586,873	$16.10

Stock-Based Awards Exercised Disclosure

Information related to stock-based awards exercised during 2010, 2009 and 2008 is as follows:

	2010	2009	2008
Net cash proceeds	$10,307	$3,557	$33,406
Intrinsic value	45,424	4,787	82,415
Income tax benefit	14,031	1,517	26,360

Restricted Share Activity Disclosure

Restricted Shares for LTIP	2010	2009	2008
Number of shares issued	68,172	172,130	294,418
Average share value on date of issuance	$48.58	$65.34	$60.93
Total value	$3,312	$11,247	$17,940

Schedule of Long Term Incentive Plans Nonvested Stock

A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2009	1,395,224	$56.69

Granted	423,600	51.95
Vested	(318,330)	49.75
Canceled	(150,466)	48.58

Nonvested June 30, 2010	1,350,028	$57.74

Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2010
Fair Value, by Balance Sheet Grouping

A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2010 and June 30, 2009 is as follows:

	Total Value At June 30, 2010	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,542	$	$		$3,542
Derivatives	1,624			1,624
Liabilities:
Deferred compensation plans	112,189			112,189
Derivatives	2,334			2,334

	Total Value At June 30, 2009	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	$3,493	$3,493	$		$
Derivatives	203			203
Liabilities:
Deferred compensation plans	99,007			99,007
Derivatives	1,513			1,513

Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2010
Quarterly Financial Information Table
2010	1st	2nd	3rd	4th	Total
Net sales	$2,237,165	$2,354,708	$2,614,823	$2,786,470	$9,993,166
Gross profit	436,220	485,227	552,372	672,280	2,146,099
Net income attributable to common shareholders	73,493	104,546	153,863	222,163	554,065
Diluted earnings per share	.45	.64	.94	1.35	3.40

2009	1st	2nd	3rd	4th	Total
Net sales	$3,064,688	$2,688,656	$2,344,713	$2,210,958	$10,309,015
Gross profit	727,466	567,206	436,106	396,889	2,127,667
Net income attributable to common shareholders	250,176	155,401	53,422	49,516	508,515
Diluted earnings per share	1.50	.96	.33	.31	3.13

Stock Prices and Dividends (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2010
Stock Prices and Dividends Table Disclosure
In dollars)		1st	2nd	3rd	4th	Full Year
2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	.25	.25	.25	.26	1.01

2009	High	$72.69	$52.52	$46.45	$48.45	$72.69
	Low	48.67	31.29	27.69	33.13	27.69
	Dividends	.25	.25	.25	.25	1.00

2008	High	$78.43	$86.56	$76.03	$86.91	$86.91
	Low	58.19	71.15	58.10	69.46	58.10
	Dividends	.21	.21	.21	.21	.84

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Allowance for Doubtful Accounts
Balance at Beginning Of Period	$ 19,815		$ 16,843		$ 11,655
Additions Charged to Costs and Expenses	1,871		9,157		8,470
Other (Deductions)/ Additions	(6,985)	[1]	(6,185)	[1]	(3,282)	[1]
Balance At End Of Period	14,701		19,815		16,843
Deferred tax asset valuation allowance
Balance at Beginning Of Period	112,883		78,631		28,896
Additions Charged to Costs and Expenses	22,970		34,122		53,324
Other (Deductions)/ Additions	(43,054)	[1]	130	[1]	(3,589)	[1]
Balance At End Of Period	$ 92,799		$ 112,883		$ 78,631

[1]	For allowance for doubtful accounts, net balance of deductions due to uncollectible accounts charged off and additions due to acquisitions or recoveries. For defered tax asset valuation allowance, primarily represents adjustments due to acquisitions and net operating losses.

Business Segment Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Assets	$ 9,910,382		$ 9,855,902		$ 10,386,854
Net Sales	9,993,166	[1]	10,309,015	[1]	12,145,605	[1]
Segment Operating Income	1,142,680		1,003,801		1,706,763
Corporate administration	153,965		152,118		192,966
Income before interest expense and other	988,715		851,683		1,513,797
Interest expense	103,599		112,071		98,996
Other expense	130,299		56,529		80,230
Income before income taxes	754,817		683,083		1,334,571
Property Additions	129,630	[2]	378,011	[2]	370,942	[2]
Depreciation	245,295		252,599		257,570
Long-Lived Assets	1,697,881		1,880,554		1,926,522
Industrial
Assets	7,309,735		7,539,504		8,121,793
Property Additions	95,838		346,691		329,125
Depreciation	200,617		205,584		205,797
Industrial | North America
Net Sales	3,623,460		3,734,613		4,249,918
Segment Operating Income	487,137		394,923		607,821
Industrial | International
Net Sales	3,811,464		3,895,874		5,006,310
Segment Operating Income	394,089		350,662		788,925
Aerospace
Assets	910,740		915,155		921,935
Net Sales	1,744,283		1,883,273		1,837,888
Segment Operating Income	208,002		261,953		250,523
Property Additions	21,619		21,877		17,274
Depreciation	20,501		20,477		20,969
Climate and Industrial Controls
Assets	692,532		691,423		804,526
Net Sales	813,959		795,255		1,051,489
Segment Operating Income	53,452		(3,737)		59,494
Property Additions	6,040		6,645		9,664
Depreciation	14,117		16,640		20,327
Corporate
Assets	997,375	[3]	709,820	[3]	538,600	[3]
Property Additions	6,133		2,798		14,879
Depreciation	10,060		9,898		10,477
North America
Net Sales	5,913,770		6,090,176		6,736,419
Long-Lived Assets	856,782		927,318		967,727
International
Net Sales	4,079,396		4,218,839		5,409,186
Long-Lived Assets	$ 841,099		$ 953,236		$ 958,795

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[2]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2010 - $408; 2009 - $107,278; 2008 - $90,615)
[3]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, headquarters facilities and the major portion of the Company's domestic data processing equipment.

Business Segment Information (Parenthetical) (Detail) (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Net plant and equipment at the date of acquisition of acquired companies	$ 408	$ 107,278	$ 90,615

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 30, 2010
Exchange gains and losses from transactions in a currency other than the local currency, and translation adjustments in countries with highly inflationary economies, included in Net income	$ 9,800
Building
Estimated useful lives (in years)	40
Land Improvements
Estimated useful lives (in years)	15
Building Improvements
Estimated useful lives (in years)	15
Machinery and Equipment
Estimated useful lives, lower limit (in years)	7
Estimated useful lives, upper limit (in years)	10
Vehicles and Office Equipment
Estimated useful lives, lower limit (in years)	3
Estimated useful lives, upper limit (in years)	8

Acquisitions - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition	$ 11	$ 532	$ 546
Total purchase price for all businesses acquired in cash	5	747	942
Assumed debt for all businesses acquired		$ 4	$ 11

Initial Purchase Price Allocation and Any Subsequent Purchase Price Adjustments for Acquisitions (Detail) (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Assets acquired:
Accounts receivable	$ 908	$ 116,931	$ 79,342
Inventories	447	87,230	91,197
Prepaid expenses	(575)	3,957	4,055
Deferred income taxes		7,899	5,265
Plant and equipment	408	107,278	90,615
Intangible and other assets	4,198	431,964	468,609
Goodwill	2,891	319,193	439,667
Business Acquisition, Purchase Price Allocation, Assets Acquired, Total	8,277	1,074,452	1,178,750
Liabilities assumed:
Notes payable		2,622	611
Accounts payable, trade	531	49,421	54,495
Accrued payrolls and other compensation	219	33,714	16,364
Accrued domestic and foreign taxes	(91)	22,111	1,366
Other accrued liabilities	2,587	97,093	77,285
Long-term debt		1,640	10,023
Pensions and other postretirement benefits		5,418	653
Deferred income taxes	(420)	136,864	97,640
Other liabilities		2,934	(701)
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Total	2,826	351,817	257,736
Net assets acquired	$ 5,451	$ 722,635	$ 921,014

Charges Related to Business Realignment - Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Charges related to business realignment	$ 48.5	$ 52.1	$ 5.7
Severance payments	36.7
Industrial
Charges related to business realignment	44	33.7	4.9
Number of employees used for severance costs	1,455	3,345	145
Aerospace
Charges related to business realignment	0.6	2	0.2
Number of employees used for severance costs	50	205	25
Climate and Industrial Controls
Charges related to business realignment	3.9	9.7	0.6
Number of employees used for severance costs	255	745	115
Cost of Sales
Charges related to business realignment	43	41
Selling, General and Administrative Expense
Charges related to business realignment	5.5	6.2
Segment Operating Income Loss
Charges related to business realignment		6.7
Gain (Loss) on Disposition of Assets
Charges related to business realignment		$ 4.9

Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
United States	$ 354,675	$ 390,507	$ 509,811
Foreign	400,142	292,576	824,760
Income before income taxes	$ 754,817	$ 683,083	$ 1,334,571

Income Taxes (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Current	$ 84,878	$ 46,524	$ 199,457
Deferred	6,104	37,670	(31,024)
Current	105,927	120,963	187,034
Deferred	(22,788)	(50,560)	(435)
Current	25,000	18,500	24,500
Deferred	(669)	(158)	(2,474)
Income taxes (Note 4)	$ 198,452	$ 172,939	$ 377,058

Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Statutory Federal income tax rate	0.35	0.35	0.35
State and local income taxes	0.021	0.017	0.01
Litigation settlements		0.018
Foreign tax rate difference	(0.074)	(0.087)	(0.075)
Cash surrender of life insurance	(0.01)	0.023	0.002
Research tax credit	(0.007)	(0.025)	(0.004)
Worthless stock benefit		(0.032)
Other	(0.017)	(0.011)
Effective income tax rate	0.263	0.253	0.283

Deferred Income Taxes (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Postretirement benefits	$ 565,258	$ 491,655
Other liabilities and reserves	118,882	107,694
Long-term contracts	4,323	3,572
Stock-based compensation	60,882	47,250
Loss carryforwards	106,106	135,901
Foreign tax credit carryforwards		9,857
Unrealized currency exchange gains and losses	15,312	37,342
Inventory	21,123	16,963
Depreciation and amortization	(455,684)	(502,105)
Valuation allowance	(92,799)	(112,883)
Net deferred tax asset	343,403	235,246
Change in net deferred tax asset:
Provision for deferred tax	17,353	13,048
Items of other comprehensive income	94,854	263,565
Acquisitions and other	(4,050)	(122,539)
Total change in net deferred tax	$ 108,157	$ 154,074

Income Taxes - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Deferred tax assets, loss carryforwards	$ 106,106	$ 135,901
Deferred tax assets resulting from loss carryforwards	379,093
Foreign capital loss carryforward and some of the loss carryforwards, time period	The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from one to 19 years.
Accumulated undistributed earnings of foreign operations reinvested in operations	1,102,978	1,298,102	1,435,394
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	81,927	114,210	76,868
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	8,200	9,179	9,748
Anticipated amount, that within the next 12 months, unrecognized tax benefits related to income inclusion items, loss deductions and loss carryforward	$ 0

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Balance July 1	$ 132,954	$ 105,070	$ 74,459
Additions for tax positions related to current year	10,815	31,414	24,951
Additions for tax positions of prior years	23,408	15,899	6,470
Additions for acquisitions	294	760	993
Reductions for tax positions of prior years	(64,821)	(10,566)	(2,452)
Reductions for settlements	(21,770)	(3,768)	(538)
Reductions for expiration of statute of limitations	(37)		(45)
Effect of foreign currency translation	1,246	(5,855)	1,232
Balance June 30	$ 82,089	$ 132,954	$ 105,070

Computation of Net Income Per Share (Detail) (USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Numerator:
Net income attributable to common shareholders	$ 554,065	$ 508,515	$ 949,466
Denominator:
Basic - weighted-average common shares	160,909,655	161,564,111	168,285,487
Increase in weighted-average common shares from dilutive effect of stock-based awards	1,992,062	1,155,037	3,358,348
Diluted - weighted-average common shares, assuming exercise of stock-based awards	162,901,717	162,719,148	171,643,835
Basic earnings per share	$ 3.44	$ 3.15	$ 5.64
Diluted earnings per share	$ 3.4	$ 3.13	$ 5.53

Earnings Per Share - Additional Information (Detail) In Millions	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Number of common shares subject to stock-based awards that were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive	9	6.4	1.1

Inventories - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2009	Jun. 30, 2010
Percentage of LIFO -last in first out) inventory to total inventory	0.28	0.28
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 204,294	$ 193,519
Pre-tax LIFO liquidation gain	12,500
Progress payments netted against inventories	$ 57,704	$ 33,676

Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Beginning Balance	$ 2,903,077	$ 2,798,092
Acquisitions	193	319,193
Foreign currency translation	(116,302)	(204,025)
Goodwill adjustments	(634)	(10,183)
Ending Balance	2,786,334	2,903,077
Industrial
Beginning Balance	2,496,449	2,382,479
Acquisitions		318,818
Foreign currency translation	(115,175)	(196,318)
Goodwill adjustments	(634)	(8,530)
Ending Balance	2,380,640	2,496,449
Aerospace
Beginning Balance	98,709	100,413
Acquisitions	193
Foreign currency translation	(46)	(45)
Goodwill adjustments		(1,659)
Ending Balance	98,856	98,709
Climate and Industrial Controls
Beginning Balance	307,919	315,200
Acquisitions		375
Foreign currency translation	(1,081)	(7,662)
Goodwill adjustments		6
Ending Balance	$ 306,838	$ 307,919

Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Asset (Detail) (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009
Gross Carrying Amount	$ 1,529,734	$ 1,562,215
Accumulated Amortization	379,683	288,353
Patents
Gross Carrying Amount	114,935	119,811
Accumulated Amortization	48,682	42,188
Trademarks
Gross Carrying Amount	289,017	287,691
Accumulated Amortization	83,936	62,926
Customer lists and other
Gross Carrying Amount	1,125,782	1,154,713
Accumulated Amortization	$ 247,065	$ 183,239

Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands	12 Months Ended
Jun. 30, 2010
Purchase Price Allocation	$ 4,118
Weighted- Average Life	20
Patents
Purchase Price Allocation	1,630
Weighted- Average Life	13
Trademarks
Purchase Price Allocation	160
Weighted- Average Life	5
Customer lists and other
Purchase Price Allocation	$ 2,328
Weighted- Average Life	25

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Intangible amortization expense	$ 114,749	$ 102,750	$ 67,391
Estimated amortization expense, year ending June 30, 2011	102,648
Estimated amortization expense, year ending June 30, 2012	93,757
Estimated amortization expense, year ending June 30, 2013	86,391
Estimated amortization expense, year ending June 30, 2014	80,900
Estimated amortization expense, year ending June 30, 2015	$ 78,233

Financing Arrangements - Additional Information (Detail) (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009
Commercial paper notes outstanding	$ 0	$ 354,500
Domestic Line of Credit
Line of credit	1,500,000
Available line of credit	1,482,623
Foreign Line of Credit
Line of credit	167,985
Available line of credit	167,494
Notes payable	17,759	431,044
Weighted-average interest rate of notes payable	0.005	0.015
Commercial Paper
Amount of short-term commercial paper notes authorized to sell	$ 1,370,000

Debt (Detail) (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009
Long-term debt	$ 1,758,845	$ 1,889,844
Total long-term debt	1,759,147	1,890,128
Less long-term debt payable within one year	345,513	50,423
Long-term debt, net	1,413,634	1,839,705
Domestic | Debentures 7.30% Due 2011
Long-term debt	100,000	100,000
Domestic | Medium-term Notes 5.50% to 6.55%, due 2018-2038
Long-term debt	875,000	915,000
Domestic | Fixed rate senior notes 4.88%, due 2013
Long-term debt	225,000	225,000
Domestic | Variable Rate Demand Bonds
Long-term debt		20,035
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Long-term debt	1,807	6,357
Foreign | Euro Bonds 3.5%, due 2011
Long-term debt	244,580	280,580
Foreign | Euro Bonds 4.125%, due 2016
Long-term debt	244,580	280,580
Foreign | Japanese Yen credit facility Libor plus 20 bps, due 2012
Long-term debt	67,878	62,292
Capital Leases
Long-term debt	$ 302	$ 284

Debt - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Principal amounts of Long-term debt payable in the year ending June 30, 2011	$ 345,513
Principal amounts of Long-term debt payable in the year ending June 30, 2012	68,373
Principal amounts of Long-term debt payable in the year ending June 30, 2013	225,219
Principal amounts of Long-term debt payable in the year ending June 30, 2014	146
Principal amounts of Long-term debt payable in the year ending June 30, 2015	131
Carrying value of long-term debt, excluding leases	1,758,845	1,889,844
Fair value of long-term debt, excluding leases	1,925,397	1,899,246
Future minimum rental commitments as of June 30, 2010, under non-cancelable operating leases, which expire in the year ending June 30, 2011	78,013
Future minimum rental commitments as of June 30, 2010, under non-cancelable operating leases, which expire in the year ending June 30, 2012	56,838
Future minimum rental commitments as of June 30, 2010, under non-cancelable operating leases, which expire in the year ending June 30, 2013	36,181
Future minimum rental commitments as of June 30, 2010, under non-cancelable operating leases, which expire in the year ending June 30, 2014	23,279
Future minimum rental commitments as of June 30, 2010, under non-cancelable operating leases, which expire in the year ending June 30, 2015	18,139
Future minimum rental commitments as of June 30, 2009, under non-cancelable operating leases, which expire in the year ending June 30, after 2015	80,927
Rental expense	$ 123,582	$ 125,516	$ 106,135

Summary of Defined Benefit Pension Plans (Detail) ( Pension Plans, Defined Benefit, USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Benefit obligation at beginning of year	$ 2,952,297	$ 2,731,472
Service cost	70,977	71,187	76,315
Interest cost	178,562	172,321	163,635
Actuarial loss	440,941	184,275
Expected return on plan assets	(177,559)	(186,417)	(190,362)
Benefits paid	(150,176)	(140,842)
Amortization of prior service cost	13,974	11,787	13,318
Plan amendments	11,902	6,442
Amortization of unrecognized actuarial loss	65,823	31,507	45,757
Acquisitions	419	16,872
Amortization of initial net (asset)	(55)	(53)	(71)
Foreign currency translation and other	(74,087)	(89,430)
Net periodic benefit cost	151,722	100,332	108,592
Benefit obligation at end of year	3,430,835	2,952,297	2,731,472
Fair value of plan assets at beginning of year	1,807,479	2,344,832
Actual gain (loss) on plan assets	261,820	(384,309)
Employer contributions	153,291	61,933
Benefits paid	(150,176)	(140,842)
Acquisitions		10,781
Foreign currency translation and other	(52,228)	(84,916)
Fair value of plan assets at end of year	2,020,186	1,807,479	2,344,832
Funded status	(1,410,649)	(1,144,818)
Amounts recognized on the Consolidated Balance Sheet
Investments and other assets		182
Other accrued liabilities	(12,866)	(8,828)
Pensions and other postretirement benefits	(1,397,783)	(1,136,172)
Net amount recognized	(1,410,649)	(1,144,818)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	1,496,209	1,228,240
Prior service cost	70,810	73,094
Transition obligation	105	63
Net amount recognized	$ 1,567,124	$ 1,301,397

Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Weighted-average target asset allocation, Equity securities	0.56	0.6
Weighted-average target asset allocation, Debt securities	0.37	0.32
Weighted-average target asset allocation, Other	0.07	0.08
Recorded -income) expense relating to deferred compensation	$ 21,553,000	$ (27,167,000)	$ 8,785,000
Other Postretirement Benefit Plans, Defined Benefit
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	202,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	45,000
Recognized income as a result of eliminating the liability related to benefit under FASB Statement No. 106		22,400,000
Discount rate assumption used to measure the benefit obligation	0.0501	0.061
Estimated future benefit payments in the year ending June 30, 2011		5,191,000
Estimated future benefit payments in the year ending June 30, 2012		5,194,000
Estimated future benefit payments in the year ending June 30, 2013		5,129,000
Estimated future benefit payments in the year ending June 30, 2014		5,123,000
Estimated future benefit payments in the year ending June 30, 2015		5,113,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2016 through June 30, 2020		24,755,000
Pension Plans, Defined Benefit
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	102,622,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	12,476,000
Estimated amount of transition asset that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	51,000
Accumulated benefit obligation for all defined benefit plans	3,096,603,000	2,699,942,000
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	3,401,504,000	2,911,759,000
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	3,072,016,000	2,666,229,000
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	1,991,174,000	1,767,765,000
Expected cash contributions to defined benefit pension plans in 2011	250,000,000
Estimated future benefit payments in the year ending June 30, 2011	144,209,000
Estimated future benefit payments in the year ending June 30, 2012	164,493,000
Estimated future benefit payments in the year ending June 30, 2013	191,499,000
Estimated future benefit payments in the year ending June 30, 2014	165,679,000
Estimated future benefit payments in the year ending June 30, 2015	177,838,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2016 through June 30, 2020	1,095,388,000
Weighted-average target asset allocation, Equity securities	0.61
Weighted-average target asset allocation, Debt securities	0.33
Weighted-average target asset allocation, Other	0.06
Plans' assets included Company stock with market values	74,000,000	53,717,000
Company contributions to the ESOP, recorded as compensation and interest expense	48,336,000	51,593,000	53,019,000
Dividends earned by the suspense shares and interest income within the ESOP	28,000	162,000	796,000
Common shares issued out of treasury in lieu of cash for the matching contribution	510,984	49,422
Recognized expense related to the retirement income account	$ 12,598,000	$ 14,489,000	$ 10,826,000
Number of shares employees have elected to invest within the Company Stock Fund of the Parker Retirement Savings Plan	3,827,222

Assumptions Used to Measure Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Minimum | Non-U.S. defined benefit plans
Discount rate	0.02	0.0225	0.0225
Average increase in compensation	0.02	0.01	0.01
Expected return on plan assets	0.01	0.01	0.01
Maximum | Non-U.S. defined benefit plans
Discount rate	0.0678	0.069	0.063
Average increase in compensation	0.047	0.045	0.0425
Expected return on plan assets	0.08	0.08	0.0775
U.S. defined benefit plans
Discount rate	0.0625	0.068	0.063
Average increase in compensation	0.0434	0.047	0.047
Expected return on plan assets	0.085	0.085	0.085

Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2010	Jun. 30, 2009
Minimum | Non-U.S. defined benefit plans
Discount rate	0.0175	0.02
Average increase in compensation	0.02	0.02
Maximum | Non-U.S. defined benefit plans
Discount rate	0.06	0.0678
Average increase in compensation	0.045	0.047
U.S. defined benefit plans
Discount rate	0.053	0.0625
Average increase in compensation	0.0521	0.0434

Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Equity securities	0.56	0.6
Debt securities	0.37	0.32
Other	0.07	0.08
Defined Benefit Plan, Assets Target Allocations, Total, Total	1	1

Fair Values of Pension Plan Assets by Asset Class (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Pension plan assets	$ 2,020,186	$ 1,807,479	$ 2,344,832
Pension Plans, Defined Benefit | Quoted Prices In Active Markets (Level 1)
Pension plan assets	679,369
Pension Plans, Defined Benefit | Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Pension plan assets	74,302
Pension Plans, Defined Benefit | Quoted Prices In Active Markets (Level 1) | Equity securities
Pension plan assets	605,067
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2)
Pension plan assets	1,340,817
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate bonds
Pension plan assets	116,571
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Pension plan assets	130,070
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Pension plan assets	10,370
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Pension plan assets	131,777
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Equity funds
Pension plan assets	613,246
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Fixed income funds
Pension plan assets	245,229
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Limited Partnership
Pension plan assets	68,648
Pension Plans, Defined Benefit | Significant Other Observable Inputs (Level 2) | Miscellaneous
Pension plan assets	24,906
Pension Plans, Defined Benefit | Cash and cash equivalents
Pension plan assets	74,302
Pension Plans, Defined Benefit | Equity securities
Pension plan assets	605,067
Pension Plans, Defined Benefit | Fixed income securities | Corporate bonds
Pension plan assets	116,571
Pension Plans, Defined Benefit | Fixed income securities | Government issued securities
Pension plan assets	130,070
Pension Plans, Defined Benefit | Mutual funds | Equity funds
Pension plan assets	10,370
Pension Plans, Defined Benefit | Mutual funds | Fixed income funds
Pension plan assets	131,777
Pension Plans, Defined Benefit | Common/Collective trusts | Equity funds
Pension plan assets	613,246
Pension Plans, Defined Benefit | Common/Collective trusts | Fixed income funds
Pension plan assets	245,229
Pension Plans, Defined Benefit | Limited Partnership
Pension plan assets	68,648
Pension Plans, Defined Benefit | Miscellaneous
Pension plan assets	$ 24,906

Breakdown of Shares Held by ESOP (Detail) (USD $) In Thousands, except Share data	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Allocated shares	10,950,349	11,189,598	11,123,057
Suspense shares			202,587
Total shares held by the ESOP	10,950,349	11,189,598	11,325,644
Fair value of suspense shares			$ 14,449

Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands	12 Months Ended
Jun. 30, 2009 Other Postretirement Benefit Plans, Defined Benefit
Benefit obligation at beginning of year	$ 91,851
Service cost	1,034
Interest cost	5,193
Actuarial loss	(3,667)
Amortization of unrecognized actuarial loss	(753)
Benefits paid	(7,703)
Net periodic benefit cost	5,474
Acquisitions	139
Plan settlement	(22,413)
Benefit obligation at end of year	64,434
Funded status	(64,434)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(5,318)
Pensions and other postretirement benefits	(59,116)
Net amount recognized	(64,434)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	(1,562)
Prior service (credit)	(2,829)
Net amount recognized	$ (4,391)

Assumptions Used to Measure Net Periodic Benefit Cost for Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Discount rate	0.061	0.0671	0.0623
Current medical cost trend rate	0.085	0.0925	0.097
Ultimate medical cost trend rate	0.05	0.05	0.05
Medical cost trend rate decreases to ultimate in year	2018	2014	2014

Effect of a One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands	12 Months Ended
Jun. 30, 2010
Effect on total of service and interest cost components, 1% increase	$ 220
Effect on total of service and interest cost components, 1% decrease	(184)
Effect on postretirement benefit obligation, 1% increase	3,550
Effect on postretirement benefit obligation, 1% decrease	$ (2,973)

Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Aug. 31, 2007 Accelerated Share Repurchase Program	Jun. 30, 2010 Accelerated Share Repurchase Program
Retirement benefit plan activity related to the adoption of new accounting rules for split dollar insurance arrangements		$ 3,391
Retirement benefit plan activity related to the adoption of the measurement date provision of pension accounting rules		2,106
Balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation	18,519	11,426
Authorization to repurchase common shares	The Company is authorized to repurchase an amount of common shares each fiscal year equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year
Authorized accelerated purchase of the Company's common shares			$ 500,000,000
Shares repurchased under the accelerated repurchase program	441,118	7,557,284		6,629,981
Shares repurchased under the accelerated repurchase program, average purchase price	$ 56.67	$ 59.25		$ 75.48

Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009
Foreign currency translation	$ (187,746)	$ (821)
Retirement benefit plans	(1,019,762)	(836,398)
Other	$ (1,053)	$ (5,800)

Number of Common Shares Repurchased at the Average Purchase Price (Detail) (USD $)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Shares repurchased	441,118	7,557,284	1,255,062
Average price per share	$ 56.67	$ 59.25	$ 66.82

Fair Value of Stock-Based Award Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Risk-free interest rate	0.029	0.032	0.044
Expected life of award	5.3	4.9	5.2
Expected dividend yield of stock	0.014	0.013	0.014
Expected volatility of stock	0.345	0.266	0.256
Weighted-average fair value	$ 15.77	$ 16.56	$ 16.61

Stock-Based Award Activity (Detail) (USD $) In Millions, except Share data	12 Months Ended
Jun. 30, 2010
Number of Shares
Outstanding June 30, 2009	14,631,280
Granted	3,234,283
Exercised	(1,496,389)
Canceled	(216,681)
Outstanding June 30, 2010	16,152,493
Exercisable June 30, 2010	10,565,620
Weighted-Average Exercise Price
Outstanding June 30, 2009	$ 47.88
Granted	$ 50.46
Exercised	$ 34
Canceled	$ 57.55
Outstanding June 30, 2010	$ 49.55
Exercisable June 30, 2010	$ 46.01
Weighted-Average Remaining Contractual Term
Outstanding June 30, 2010	5.6
Exercisable June 30, 2010	4.6
Aggregate Intrinsic Value
Outstanding June 30, 2010	$ 140.2
Exercisable June 30, 2010	$ 122.1

Summary of the Status and Changes of Shares Subject to Stock-Based Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
Jun. 30, 2010
Number of Shares
Nonvested June 30, 2009	4,929,680
Granted	3,234,283
Vested	(2,511,704)
Canceled	(65,386)
Nonvested June 30, 2010	5,586,873
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2009	$ 16.32
Granted	$ 15.77
Vested	$ 16.12
Canceled	$ 15.52
Nonvested June 30, 2010	$ 16.1

Information Related to Stock-Based Awards Exercised (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Net cash proceeds	$ 10,307	$ 3,557	$ 33,406
Intrinsic value	45,424	4,787	82,415
Income tax benefit	$ 14,031	$ 1,517	$ 26,360

Restricted Shares for Long Term Incentive Plans (Detail) (USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Number of shares issued	68,172,000	172,130,000	294,418,000
Average share value on date of issuance	$ 48.58	$ 65.34	$ 60.93
Total value	$ 3,312	$ 11,247	$ 17,940

Summary of the Status and Changes of Shares Related to the LTIP and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
Jun. 30, 2010
Number of Shares
Nonvested June 30, 2009	4,929,680
Granted	3,234,283
Vested	(2,511,704)
Canceled	(65,386)
Nonvested June 30, 2010	5,586,873
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2009	$ 16.32
Granted	$ 15.77
Vested	$ 16.12
Canceled	$ 15.52
Nonvested June 30, 2010	$ 16.1
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2009	1,395,224
Granted	423,600
Vested	(318,330)
Canceled	(150,466)
Nonvested June 30, 2010	1,350,028
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2009	$ 56.69
Granted	$ 51.95
Vested	$ 49.75
Canceled	$ 48.58
Nonvested June 30, 2010	$ 57.74

Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Previously unissued common shares issued			24,838
Expense for nonvested stock-based awards has yet to be recognized	$ 30,096
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	18
Total fair value of shares vested	40,494	40,082	29,326
Total payout valued	9,456
Shares issued in lieu of directors' fees	4,578	3,868	2,526
Restricted stock issued to certain non-employee members of the Board of Directors	68,172,000	172,130,000	294,418,000
Employee Stock Option
Stock-based compensation expense	44,415	41,488	44,947
Shares surrendered upon exercise of stock	606,554	90,129	732,920
Long Term Incentive Plans
Stock-based compensation expense	$ 15,018	$ (5,562)	$ 25,681
Shares surrendered upon exercise of stock	83,991	60,247	109,642
Deferred Compensation, Share-based Payments
Common shares reserved for issuance in connection with its stock incentive plans	25,000,000
Director
Restricted stock issued to certain non-employee members of the Board of Directors	20,000	12,150	14,850

Shareholders' Protection Rights Agreement - Additional Information (Detail) (Shareholders' Protection Rights Agreement)	Jun. 30, 2010
Common shares reserved for issuance under Shareholders' Protection Rights Agreement	161,256,018
Holders of Shareholders' Rights would be entitled to purchase one common share, exercise price	160

Research and Development - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Research and development costs	$ 316,181	$ 338,908	$ 303,098
Costs incurred in connection with research and development contracts	$ 40,277	$ 50,739	$ 47,757

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands	Jun. 30, 2010	Jun. 30, 2009
Assets:
Available for sale securities	$ 3,542	$ 3,493
Derivatives	1,624	203
Liabilities:
Deferred compensation plans	112,189	99,007
Derivatives	2,334	1,513
Significant Other Observable Inputs (Level 2)
Assets:
Derivatives	1,624	203
Liabilities:
Deferred compensation plans	112,189	99,007
Derivatives	2,334	1,513
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	3,542
Quoted Prices In Active Markets (Level 1)
Assets:
Available for sale securities		$ 3,493

Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
Jun. 30, 2010
Loss in fair value of investment in the electronic and electrical equipment company	$ (7,251)

Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Expenses recognized related to class action lawsuits	$ 0	$ 2,322,000	$ 20,000,000
Expenses recognized related to the regulatory investigations	654,000	35,084,000	0
Payments made related to class action lawsuits	0	22,322,000	0
Payments made related to regulatory investigations	2,944,000	32,794,000	0
Legal expenses related to class action lawsuits and regulatory investigations	1,445,000	3,092,000	5,767,000
Reserve for environmental matters	15,825,000
Reserve for environmental matters, discount	1,451,000
Reserve for environmental matters, discount rate	0.045
Environmental Issue
Estimated total liability for environmental sites range, minimum	15,800,000
Estimated total liability for environmental sites range, maximum	72,300,000
Estimated total liability for environmental sites range, largest	$ 6,100,000

Quarterly Information (Detail) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2010		Jun. 30, 2009		Jun. 30, 2008
Net Sales	$ 2,786,470	$ 2,614,823	$ 2,354,708	$ 2,237,165	$ 2,210,958	$ 2,344,713	$ 2,688,656	$ 3,064,688	$ 9,993,166	[1]	$ 10,309,015	[1]	$ 12,145,605	[1]
Gross profit	672,280	552,372	485,227	436,220	396,889	436,106	567,206	727,466	2,146,099		2,127,667		2,806,533
Net income attributable to common shareholders	$ 222,163	$ 153,863	$ 104,546	$ 73,493	$ 49,516	$ 53,422	$ 155,401	$ 250,176	$ 554,065		$ 508,515		$ 949,466
Diluted earnings per share	$ 1.35	$ 0.94	$ 0.64	$ 0.45	$ 0.31	$ 0.33	$ 0.96	$ 1.5	$ 3.4		$ 3.13		$ 5.53

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
High	$ 72.5	$ 66.71	$ 59.36	$ 55.89	$ 48.45	$ 46.45	$ 52.52	$ 72.69	$ 86.91	$ 76.03	$ 86.56	$ 78.43	$ 72.5	$ 72.69	$ 86.91
Low	$ 55.18	$ 53.5	$ 49.36	$ 39.53	$ 33.13	$ 27.69	$ 31.29	$ 48.67	$ 69.46	$ 58.1	$ 71.15	$ 58.19	$ 39.53	$ 27.69	$ 58.1
Dividends	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.21	$ 0.21	$ 0.21	$ 0.21	$ 1.01	$ 1	$ 0.84